As filed with the Securities and Exchange Commission on February 9, 1996


                                                           File No. 33-64363
                                                                    811-7427



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [ ]
     Pre-Effective Amendment No. 1                          [X]
     Post-Effective Amendment No. _____                     [ ]

          and/or

REGISTRATION STATEMENT UNDER THE
     INVESTMENT COMPANY ACT OF 1940                         [ ]
     PRE-EFFECTIVE AMENDMENT NO. 1                          [X]


                        (Check appropriate box or boxes.)

                              CRABBE HUSON FUNDS
               (Exact Name of Registrant as Specified in Charter)

                          121 S.W. Morrison, Suite 1425
                             Portland, Oregon 97204
          (Address, including Zip Code, of Principal Executive Offices)

                                 (503) 295-0919
                                 1-800-541-9732
              (Registrant's Telephone Number, including Area Code)

                                Richard S. Huson
                          121 S.W. Morrison, Suite 1425
                             Portland, Oregon 97204
          (Name and Address, including Zip Code, of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effectiveness of the registration under the Securities Act of 1933

It is proposed that this filing will become effective (check appropriate box)

____ immediately upon filing pursuant to paragraph (b)
____ on (date) pursuant to paragraph (b)
____ 75 days after filing pursuant to paragraph (a)
____ on (date) pursuant to paragraph (a) of Rule 485

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay the effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to Section 8(a), may determine.

Please forward copies of communications to:

                                Mark A. Wentzien
                              Davis Wright Tremaine
                           2300 First Interstate Tower
                             1300 S.W. Fifth Avenue
                             Portland, Oregon  97201

                           __________________________

An indefinite number of shares of Common Stock have been registered by the issuer pursuant to Rule 24f-2 of the Investment Company Act of 1940.

                            CRABBE HUSON FUNDS


            Cross-Reference Sheet Showing Location in Prospectus and
                     Statement of Additional Information of
             Information Required by Items of the Registration Form


FORM N-1A ITEM NUMBER AND CAPTION                                       LOCATION

PART A

1.        Cover Page . . . . . . . . . . . . . . . . . . . . . . . . .Cover Page

2.        Synopsis

2(a)      Shareholder Transaction Expenses . . . . . . . . . . . . .Expense Data

2(b)+(c)  Synopsis of Prospectus . . . . . . . . . . . . . . .Prospectus Summary

3.        Condensed Financial Information

3(a)      Per share Income & Capital Changes . . . . . . . . . . .Not Applicable

3(b)      Debt History . . . . . . . . . . . . . . . . . . . . . .Not Applicable

3(c)      Performance Data . . . . . . . . . . . .Performance Comparisons; Yield

4         General Description of Registrant

4(a)(i)   Organization . . . . . . . . . . .Investment Objectives  and Policies;
                                                            Fundamental Policies

4(a)(ii)  Investment Objectives and Policies . . . . . Investment Objectives and
                                                  Policies; Fundamental Policies

4(b)      Other Investments. . . . . . . . . . . . . . . . . . . .Not Applicable

4(c)      Risk Factors . . . Risk Factors; Special Risk Factors to be Considered

5         Management of the Fund

5(a)      Board of Directors . . . . . . . . . . . . . . .Management of the Fund

5(b)(i)   Investment Advisor . . . . . . . . . . . . . . .Management of the Fund

5(b)(ii)  Services of Investment Advisor . . . . . . . . .Management of the Fund

FORM N-1A ITEM NUMBER AND CAPTION                                       LOCATION

5(b)(iii) Compensation of Advisor. . . . . . . . . . . . .Management of the Fund

5(c)      Portfolio Manager(s) . . . . . . . . . . . . . .Management of the Fund

5(d)      Other Management Services. . . . . . . . . . . . . . . .Not Applicable

5(e)      Transfer Agent, Dividend Paying Agent. . . . . .Management of the Fund

5(f)      Expenses . . . . . . . . . . . . . . . . . . . .Management of the Fund

5(g)(i)   Brokerage Commissions. . . . . . . . . . . . . Allocation of Brokerage

5(g)(ii)  Allocation of Brokerage. . . . . . . . . . . . Allocation of Brokerage

5A        Management's Discussion of Fund Performance. . . . . . .Not Applicable

6         Capital Stock and Other Securities

6(a)      Rights and Restrictions. . . . . . . . . . . . . . . . . Capital Stock

6(b)      Control Persons. . . . . . . . . . . . . . . . . . . . Control Persons

6(c)      Changes in Rights of Holders . . . . . . . . . . . . . . Capital Stock

6(d)      Other Classes of Securities. . . . . . . . . . . . . . .Not Applicable

6(e)      Shareholder Inquiries  . . . . . . . . . . Special Investor Services -
                                                     Shareholder Inquiries

6(f)      Dividends and Distributions. . . . . . . . . . . . . . . Capital Stock

6(g)      Taxes . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .Taxes

7         Purchase of Securities Being Offered

7(a)      Underwriter. . . . . . . . . . . . . . . . .How to Invest in the Funds

7(b)      Determination of Offering Price. . . . . . . . . . . . Net Asset Value

7(c)      Special Plans. . . . . . . . . . . . . . . How to Invest in the Funds;
                                            Redemption or Exchange by Telephone;
                                                      Special Investor Services;
                                                      Systematic Withdrawal Plan

FORM N-1A ITEM NUMBER AND CAPTION                                       LOCATION

7(d)      Minimum Investment . . How to Invest in the Funds - Minimum Investment

7(e)      Trail Fee. . . . . . . . . . . . . . . . . . . . . . . .Not Applicable

7(f)      12b-1 Fees . . .How to Invest in the Funds - Sales Load and 12b-1 Fees

8         Redemption or Repurchase

8(a)      Redemption Procedures and Charges. . . . . . .How to Sell Your Shares;
                                                    How to Exchange Your Shares;
                                             Redemption or Exchange by Telephone

8(b)      Repurchase through Broker-Dealer . . . . . . .How to Sell Your Shares;
                                                    How to Exchange Your Shares;
                                             Redemption or Exchange by Telephone

8(c)      Involuntary Redemption . . . . . . How to Sell Your Shares -
                                             Involuntary Redemption


8(d)      Delay of Redemption. . . . . . . . . . . . . . How to Sell Your Shares

9         Pending Legal Proceeding . . . . . . . . . . . . . . . .Not Applicable

PART B

10        Cover Page . . . . . . . . . . . . . . . . . . . . . . . . .Cover Page

11        Table of Contents. . . . . . . . . . . . . . . . . . Table of Contents

12        General Information and History  . . . . . .General Information and
                                                      History of the Fund

13        Investment Objectives and Policies

13(a)     Description. . . . . .Prospectus - Investment Objectives and Policies;
                                                            Fundamental Policies

13(b)     Fundamental Policies . . . . . . . . . . . . .Investment Restrictions;
                                                   Loans of Portfolio Securities


13(c)     Significant Policies . . . . . . . .Prospectus - Investment Objectives
                                              and Policies; Fundamental Policies

FORM N-1A ITEM NUMBER AND CAPTION                                       LOCATION

13(d)     Portfolio Turnover . . . . Portfolio Transactions - Portfolio Turnover

14        Management of the Fund

14(a)     Directors and Officers . . . . . . . . . . . . . . . . . . .Management

14(b)     Positions with Affiliates. . . . . . . . . . . . . . . . . .Management

14(c)     Compensation . . . . . . . . . . . . . . . . . . . . . . . .Management

15        Control Persons and Principal Holders of Securities

15(a)     Names and Addresses of Control Persons . . . . . . Control Persons and
                                                 Principal Holders of Securities

15(b)     Ownership of Fund. . . . . . . . . . . . . . . . . Control Persons and
                                                 Principal Holders of Securities

15(c)     Stock Holdings of Officers and Directors . . . . . Control Persons and
                                                 Principal Holders of Securities

16        Investment Advisory and Other. . .Prospectus - Management of the Fund;
          Services                              Services Provided by the Advisor

16(a)(i)  Control Persons of the Advisor . .Prospectus - Management of the Fund;
                                                Services Provided by the Advisor

16(a)(ii) Affiliates of Registrant and. . . Prospectus - Management of the Fund;
          Advisor                               Services Provided by the Advisor

16(a)(iii) Advisory Fee. . . . . . . . . . .Prospectus - Management of the Fund;
                                                Services Provided by the Advisor

16(b)     Services of Advisor. . . . . . . . . .Services Provided by the Advisor

16(c)     Fees and Expenses. . . . . . . . . . .Services Provided by the Advisor

16(d)     Other Management-Related Contracts . . . . . . Administration Contract

16(e)     Other Persons Furnishing Advice for Compensation . . . .Not Applicable

FORM N-1A ITEM NUMBER AND CAPTION                                       LOCATION

16(f)     Expenses of Distribution of Shares
          Borne by Registrant. . . . . . . . . Services Provided by the Advisor;
                                                               Distribution Plan

16(g)     Nonbank or Nontrust Custodial Services . . . . . . . . .Not Applicable

16(h)     Custodian; Independent Public Accountant;
          Transfer Agent . . . . . . . . . .Auditors; Custodian, Transfer Agent,
                                                   and Dividend Disbursing Agent

17        Brokerage and other Allocations

17(a)     Effecting Transactions in
          Portfolio Securities . . . . . . . . . . . . . .Portfolio Transactions

17(b)     Payments of Commissions to Affiliates. . . . . . . . . .Not Applicable

17(c)     Selection of Brokers . . . . . . . . . . . . . .Portfolio Transactions

17(d)     Allocation . . . . . . . . . . . . . . . . . . . . . . .Not Applicable

17(e)     Acquisition of Broker's Securities . . . . . . . . . . .Not Applicable

18        Capital Stock and Other Securities

18(a)     Right of Each Class of Stock . . . . . . . . . . . General Information

18(b)     Securities Other than Capital Stock. . . . . . . . . . .Not Applicable

18(f)     Exemption. . . . . . . . . . . . . . . . . . . . . . . .Not Applicable

19        Purchase, Redemption and Pricing of Securities Being Offered

19(a)     Manner of Offering . . . . . . .Purchase and Redemption of Fund Shares

19(b)     Valuation of Securities and Assets . . . . . . . Pricing of Securities
                                                                   Being Offered

19(c)

20        Tax Status . . . . . . . . . . . . .Dividends, Distributions and Taxes

21        Underwriters

FORM N-1A ITEM NUMBER AND CAPTION                                       LOCATION

21(a)(i)  Nature of Underwriting. . . . .Prospectus - How to Invest in the Funds
          Obligation

21(a)(ii) Continuous Offering. . . . . . Prospectus - How to Invest in the Funds

21(a)(iii) Prior Compensation of Underwriter . . . . . . . . . . .Not Applicable

21(b)     Compensation to Affiliated Underwriters. . . . . . . . .Not Applicable

21(c)     Other Payments to Underwriters and Dealers . . . . . . .Not Applicable

22        Calculation of Performance Data

22(a)     Money Market Funds . . . . . . . . . . . . . . . . . . .Not Applicable

22(b)(i)  Total Return . . . . . . . . . . . . . Calculation of Performance Data

22(b)(ii) Yield. . . . . . . . . . . . . . . . . Calculation of Performance Data

22(b)(iii) Tax Equivalent Yield. . . . . . . . . Calculation of Performance Data

23        Financial Statements . . . . . . . . . . . . . . .Financial Statements

                             ---------------------
                                 CRABBE HUSON
                                     FUNDS
                             ---------------------

                                    ADVISER
                          The Crabbe Huson Group, Inc.
                                Portland, Oregon

                                 ADMINISTRATOR
                      State Street Bank and Trust Company
                             Boston, Massachusetts

                                 TRANSFER AGENT
                      State Street Bank and Trust Company
                             Boston, Massachusetts

                                  DISTRIBUTOR
                         Crabbe Huson Securities, Inc.
                                Portland, Oregon


                                   CUSTODIAN
                        Investors Fiduciary Trust Company
                                Kansas City, Missouri


                                    COUNSEL
                             Davis Wright Tremaine
                                Portland, Oregon

                              INDEPENDENT AUDITORS
                             KPMG Peat Marwick LLP
                                Portland, Oregon

                                   PROSPECTUS
                                 February   , 1996

                                     [LOGO]

A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION BUT HAS NOT YET BECOME EFFECTIVE. INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION
STATEMENT BECOMES EFFECTIVE. NEITHER THIS PROSPECTUS NOR THE STATEMENT OF ADDITIONAL INFORMATION SHALL CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY, NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE OR JURISDICTION IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY STATE OR JURISDICTION.

                               CRABBE HUSON FUNDS
                                   PROSPECTUS
                                FEBRUARY __, 1996

       The CRABBE HUSON SMALL CAP FUND (the "Fund") is a series of the Crabbe Huson Funds, a Delaware business trust operating as an open-end management investment company (the "Trust"). The Trust is a "series company," meaning that its shares are divided into series, each representing an interest in a distinct portfolio of investments with different objectives.


       The Fund, which is currently the only series of the Trust selling shares, seeks to provide to shareholders long-term capital appreciation. The Fund operates as a diversified, open-end management company and is treated as a regulated investment company for federal income tax purposes.


       This Prospectus concisely sets forth information about the Trust and the Fund that an investor ought to know, and should be retained for future
reference.  A Statement of Additional Information dated               , 1996 has
been filed with the Securities and Exchange Commission (the "SEC"). It may be obtained free of charge by calling (800) 541-9732. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference in this Prospectus.

       THE FUND CHARGES NO SALES LOAD. SHARES OF THE FUND ARE SOLD AND REDEEMED AT THEIR NET ASSET VALUE.

       THE FUND CAN LEVERAGE FOR FUND ACTIVITY. THIS ACTIVITY COULD BE CONSIDERED SPECULATIVE AND COULD RESULT IN GREATER COST TO THE FUND. SEE PAGE 17.

--------------------------------------------------------------------------------

       THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE
COMMISSION OR ANY STATE SECURITIES COMMISSION, PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

       A COPY OF THIS PROSPECTUS MUST BE DELIVERED TO RESIDENTS OF CERTAIN STATES PRIOR TO CONSUMMATION OF A SALE OF SHARES IN THE FUND.

--------------------------------------------------------------------------------

                                ----------------
                                  EXPENSE DATA
                                ----------------

       The following table sets forth certain information about the expenses that a shareholder of the Fund will incur, directly or indirectly, when you invest in the Fund:


SHAREHOLDER TRANSACTION EXPENSES: (as a percentage of offering price)
Maximum Sales Load on Purchases............................................................         0%
Maximum Sales Load Imposed on Reinvested Dividends.........................................         0%
Deferred Sales Load........................................................................         0%
Redemption Fees............................................................................         0%
Exchange Fees..............................................................................         0%
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
Management Fees (after waiver)(1)..........................................................       .75%(1)
12b(1) Fees(2).............................................................................       .25%(2)
Other Expenses.............................................................................       .50%
Total Fund Operating Expenses (after reimbursement or waiver)..............................      1.50%



EXAMPLE: You  would pay the following expenses  on a $1,000 investment, assuming
         (1) 5% annual return, (2) redemption at the end of each period and (3) reinvestment of dividends and distributions and that the percentage amounts listed under "Total Fund Operating Expenses" remain the same each year.(3)

                          ONE YEAR                                                    THREE YEARS
------------------------------------------------------------  ------------------------------------------------------------
                           $18.00                                                        $56.00

       The purpose of the above table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. Such costs and expenses include investment advisory fees and administration costs. Additionally, a long-term shareholder should consider that the fees and costs it will incur under the 12b-1 plan may result in the shareholder paying more than the economic equivalent of the maximum front-end sales charge permitted by the rules and regulations of the National Association of Securities Dealers. See "Management of the Funds" and "Purchase of Shares."

       The Fund is newly organized and has no operating history. The percentages set forth in the table above under the caption "Other Expenses" have been estimated based on the expected asset levels and the amount of expenses expected to be incurred during the current fiscal period ending October 31, 1996.
------------------------


(1) For the fiscal year ending October 31, 1996, the Adviser has agreed to waive its advisory fee to the extent that Total Fund Operating Expenses exceed 1.5%. Under this arrangement, the Adviser will not impose any management fee in order to limit Total Fund Operating Expenses to 1.5% of the Fund's average daily net assets. If the Adviser did not agree to limit its fee, the Total Fund Operating Expenses would be 1.75%, of which the management fee would be 1.00%.

(2) The maximum 12b-1 distribution fee that can be charged is .25% of a Fund's average annual net assets and assumes that the 12b-1 Plan of the Fund is in effect for an entire year.

(3) THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE FUND EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. MOREOVER, WHILE THE TABLE ASSUMES A 5% ANNUAL RETURN, THE
    FUND'S ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN GREATER OR LESSER THAN 5%.

                           --------------------------
                               PROSPECTUS SUMMARY
                           --------------------------

       The information below is qualified in its entirety by the detailed information appearing elsewhere in this Prospectus and in the Trust's Statement of Additional Information.

       The Fund seeks to provide long-term capital appreciation. It pursues this objective through a flexible policy of investing in a diversified portfolio of carefully selected stocks that have small market capitalization.

       The Fund is a separate series of the Trust, which is an open-end management company. Currently, the Trust has only one series of shares (this
Fund), no par value, but it is anticipated that the Trust will add additional series. Each series shall have, however, its own investment objective(s) and policies designed to meet specific investment goals.

       The Fund will operate as a diversified, open-end investment management company. The Fund is managed by The Crabbe Huson Group, Inc. (the "Adviser"). State Street Bank and Trust Company ("State Street") provides administrative services to the Fund. State Street is also the Fund's transfer agent (the "Transfer Agent").

       Shares of the Fund are distributed by Crabbe Huson Securities, Inc. (the "Distributor"), an affiliate of the Adviser. There is no sales load payable in connection with the sale of shares of the Fund. For information about how to purchase shares of the Fund, see "HOW TO INVEST IN THE FUND." For information about redemption and repurchase of shares, see "HOW TO SELL YOUR SHARES."

                        -------------------------------
                             SUMMARY OF RISK FACTORS
                        -------------------------------



       The Fund is subject to the risks of investments in common stock, principally that the prices of stocks can fluctuate dramatically in response to company, market, or economic news. In addition, the Fund may invest up to 35% of its total assets in securities issued by foreign issuers. The Fund intends to commence operations on February 1, 1996 and has a limited operating history. The Fund may, from time to time, leverage the assets it has by using borrowed money to increase its portfolio positions. The Fund is permitted to invest up to 25% of its total assets in real estate investment trusts, commonly referred to as REIT's. For additional information about specific risk factors associated with an investment in the Fund, see "FUNDAMENTAL POLICIES," and "SPECIAL RISK FACTORS TO BE CONSIDERED" in this Prospectus.


                  -------------------------------------------
                       INVESTMENT OBJECTIVE AND POLICIES
                  -------------------------------------------

       The Trust is a Delaware business trust operating as an open-end, diversified, management company. A Certificate of Trust was filed in the State of Delaware on October 13, 1995. The Trust has been formed as a "series company." Each series operated by the Trust will have its own investment objectives and policies. Currently, the Trust is only offering for sale shares in the Fund. The investment objective of the Fund is set forth below. There is no assurance that the Fund will achieve its investment objective and the Fund's investment objective may be changed without a shareholder vote.



     The Trust intends to commence operations on February 1, 1996.
The Fund's primary objective  is long-term growth of capital through a flexible policy of investing in  a  diversified  portfolio  of  selected
domestic  and  foreign   securities representing  "special"  situations,  as
described below (principally, common stocks and, secondarily, preferred stocks and bonds). The production of current income is secondary to the primary objective. The Fund seeks to invest up to 100%, and under normal conditions at least 65%, of its total assets in
securities   of  companies   that  have   small  market   capitalization  (under
$1,000,000,000).


       The Fund uses a basic value, contrarian approach in selecting its investments. In its selection process, the Fund puts primary emphasis on balance sheet and cash flow analysis and on the relationship between the market price of a security and its value as a share of an ongoing business. These investments represent "special" situations or opportunities that arise when companies, whose long-term financial structure is intact, run into short-term difficulties that present an opportunity to buy these companies' stocks at substantial discounts. The Fund's basic value approach is based on the Adviser's belief that the securities of many companies often sell at a discount from the securities' estimated theoretical (intrinsic) value. The Fund attempts to identify and invest in such undervalued securities, anticipating that capital appreciation will be realized as the securities' prices rise to their estimated intrinsic value. This approach, while not unique, contrasts with certain other methods of investment analysis, which rely upon market timing, technical analysis, earnings forecasts, or economic predictions.

       The Adviser believes that common stock will generally, over the long-term, offer the greatest potential for capital appreciation and preservation of purchasing power, and common stocks will usually constitute at least 65% of the Fund's investment portfolio. However, for temporary defensive purposes, the Fund may reduce its ownership of common stock if, in the opinion of the Fund, it would be assuming undue risk in its ownership of common stock. In such a situation, the Fund could invest up to 100% of its assets in fixed income securities, cash and cash equivalents. The fixed income securities in which the Fund will invest in such a situation shall consist of any of the following: corporate debt securities (bonds, debentures and notes), asset-backed securities, bank obligations, collateralized bonds, loan and mortgage obligations, commercial paper, preferred stocks, repurchase agreements, savings and loan obligations and U.S. Government and agency obligations. At no time will the Fund have in excess of 20% of its total assets invested in fixed income securities rated below investment grade (BBB by Standard and Poor's ("S&P") and Baa by Moody's Investors Service ("Moody's")) or in excess of 5% of its total assets invested in fixed income securities that are unrated. The maturities of the fixed income securities shall be three years or less.

       By itself, investment in the Fund does not constitute a balanced investment approach. Securities that the Adviser believes have the greatest growth potential may be regarded as speculative, and an investment in the Fund may involve greater risk than is inherent in other mutual funds. The Fund's focus on small market capitalization stocks may cause its net asset value to be more volatile than other funds with different strategies. Because the Fund invests primarily in common stocks, it may be appropriate only for investors who can afford a longer term investment horizon or perspective. For a further description of the risks associated with an investment in the Fund, see "SPECIAL RISK FACTORS TO BE CONSIDERED."

INVESTMENT RESTRICTIONS

       The Fund's investment restrictions prohibit, among other things, the investment of more than 5% of the Fund's total assets in the securities of any one issuer, and prohibit the investment of more than 25% of the Fund's total assets in any one industry (except U.S. Government securities). In addition to common stock, the assets of the Fund will sometimes be invested in convertible and nonconvertible preferred stocks and bonds, which may or may not be rated. However, no more than 20% of the Fund's total assets may be invested in fixed income or convertible securities which are rated below the fourth highest grade by Moody's and S&P (Baa by Moody's or BBB by S&P) and no more than 5% of the Fund's total assets may be invested in unrated fixed income or convertible securities. Obligations rated below the fourth highest grade are considered to have speculative characteristics. See "SPECIAL RISK FACTORS TO BE CONSIDERED." The Fund's investment restrictions and policies are more fully described under "FUNDAMENTAL POLICIES" and in the Statement of Additional Information. All policies of the Fund may be changed without a shareholder vote unless the change would affect the Fund's Fundamental Policies as set forth in this Prospectus or the Investment Restrictions set forth in the Statement of Additional Information.

DIVIDENDS AND DISTRIBUTIONS

       The Fund expects to declare and distribute to shareholders, in December, substantially all of its net investment income and net realized capital gains, if any. The amount distributed will vary according to the income received from securities held by the Fund and capital gains realized from the sale of securities.

       All distributions are paid and reinvested in additional shares of the Fund at net asset value at the close of business on the record date, unless the shareholder has elected to receive payments in cash.

                          ---------------------------
                              FUNDAMENTAL POLICIES
                          ---------------------------

       The Fund has adopted a number of fundamental investment policies and restrictions which may not be changed without a vote of the holders of "a majority of the outstanding voting securities" of the Fund, as such term is defined in the 1940 Act. For a listing of additional policies, see "INVESTMENT RESTRICTIONS" in the Statement of Additional Information.

ISSUER AND INDUSTRY RESTRICTIONS The Fund's investment restrictions include a prohibition on investing more than 5% of its total assets (at the time of the purchase) in the securities of any one issuer. This policy however, does not include investments in U.S. Government securities. The Fund is also prohibited from investing more than 25% of its total assets in any one industry.

BORROWING RESTRICTIONS The Fund may from time to time increase its assets for investment through bank borrowing. Such bank borrowing may be collateralized by pledging the Fund's portfolio securities to the lending bank. In no case will such borrowings exceed one-third of the value of the Fund's total assets immediately after any such borrowing. If, for any reason, the current value of the Fund's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Fund will, within three days (not including Saturdays, Sundays and holidays), reduce its indebtedness to the extent necessary to satisfy the one-third test.

       Using borrowed funds to increase the amount of securities that may be purchased is known as leverage. Investment gains realized with borrowed funds that exceed the cost of such borrowings (including interest costs) will cause the net asset value of Fund shares to increase more dramatically than would otherwise be the case. On the other hand, leverage can cause the net asset value of Fund shares to decrease more rapidly than normal if the securities purchased with borrowed money decline in value or if the investment performance of such securities does not cover the cost of borrowing.

FIXED INCOME SECURITIES The Fund may invest up to 20% of its total assets in fixed income securities, including convertible stock, that are either unrated or are rated less than Baa by Moody's or BBB by S&P, or in commercial paper that is rated less than B-1 by Moody's or A- by S&P, although not more than 5% of the Fund's total assets may be invested in fixed income securities that are unrated (including convertible stock). Securities rated Baa by Moody's or BBB by S&P are considered medium-grade, neither highly protected nor poorly secured, and they may contain some elements of uncertainty over any great length of time and may have certain speculative characteristics. Securities rated below Baa by Moody's or BBB by S&P, commonly referred to as "junk bonds," and unrated securities (if the Adviser has deemed these securities to be of a similar credit quality as those securities rated below the fourth highest grade) must be considered predominantly speculative in nature and subject to a significant risk of default as to payments of either principal or interest, or both. A description of the ratings assigned to securities by Moody's and S&P is attached to this Prospectus as Appendix A.

       To the extent the Fund purchases cash equivalents, bank obligations, and money market instruments, it will apply the same investment criteria to these instruments as are applied to fixed income securities. Bank obligations will be purchased only with respect to banks: (1) that have total assets in excess of one billion dollars; (2) that are rated A or better by either Moody's or S&P; or
(3) whose deposits are insured by the Federal Depository Insurance Corporation. The Fund will only invest in securities permitted by the SEC.

WHEN ISSUED AND/OR DELAYED DELIVERY The Fund may purchase and sell securities on a when-issued and/or delayed-delivery basis. When-issued or delayed-delivery transactions arise when securities are purchased or sold by the Fund, with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. When-issued securities are subject to market fluctuations, and no interest accrues to a Fund until the time of delivery. The value of the securities may be less at the time of delivery than the value of the securities when the commitment was made. When a Fund engages in when-issued and delayed-delivery transactions, it relies on the buyer or seller, as the case may be, to consummate the sale. Failure to do so may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. To the extent any Fund engages in when-issued and delayed-delivery transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and policies, and not for the purpose of investment leverage. The Fund may not commit more than 25% of its total assets to the purchase of when-issued and delayed-delivery securities. A separate account of liquid assets consisting of cash, U.S. government securities, or other high grade debt obligations and equal the value of any purchase commitment of the Fund will be maintained by the Fund's custodian until payment is made.



ILLIQUID SECURITIES AND UNSEASONED ISSUERS The Fund may invest up to 5% of its total assets in a combination of illiquid securities and/or securities of issuers, including their predecessors, which have been in operation less than 3 years. The following securities in which the Fund will invest will be considered illiquid: (1) repurchase agreements maturing in more than seven days; (2) restricted securities (securities whose public resale is subject to legal restrictions); and (3) any other securities in which the Fund may invest that are not readily marketable. Securities eligible for resale to certain institutional investors pursuant to Rule 144A of the Securities Act of 1933 shall not be considered illiquid. The Board of Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of restricted securities. The board, however, will retain sufficient oversight and be ultimately responsible for the determinations. In determining whether a security is liquid the board shall consider whether the security can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of the net asset value per share.


       Since it is not possible to predict with assurance how the market for restricted securities sold and offered under Rule 144A will develop, the Board will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity, and availability of information. This practice could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become for a time interested in purchasing these restricted securities.





OPTIONS AND FINANCIAL FUTURES TRANSACTIONS The Fund may use options and futures contracts, commonly referred to as derivatives, to attempt to enhance income, and to reduce the overall risk of its investments ("hedge"). Each Fund's ability to use these strategies may be limited by market conditions, regulatory limits, and tax considerations. Appendix B to this prospectus describes the instruments that the Fund may use and the way the Fund may use the instruments for hedging purposes.



       The Fund may invest up to 10% of its total assets in premiums on put and call options, both exchange-traded and over-the-counter. The Fund may also purchase options on securities indices, foreign currencies and futures contracts. The Fund may enter into closing transactions, exercise its options, or permit the options to expire. The Fund may only write call options that are covered. A call option is covered if written on a security the Fund already owns.

       The Fund may invest in stock index and interest futures contracts, provided that the aggregate initial margin of all future contracts in which the Fund invests shall not exceed 10% of the total assets of the Fund after taking into account unrealized profits and unrealized losses on any such transactions it has entered into. Upon entering into a futures contract the Fund will set aside liquid assets, such as cash, U. S. Government securities or other high grade debt obligations in a segregated acccount with the Fund's custodian to secure its potential obligation under such contract.



       The principal risks of options and futures transactions are: (a) imperfect correlation between movements in the prices of options, or futures contracts and movements in the prices of the securities hedged or used for cover; (b) lack of assurance that a liquid secondary market will exist for any particular option or futures contract at any particular time; (c) the need for additional skills and techniques beyond those required for normal portfolio management; (d) losses on futures contracts, which may be unlimited, from market movements not anticipated by the Adviser; (e) possible need to defer closing out certain options or future contracts in order to continue to qualify for beneficial tax treatment afforded "regulated investment companies" under the Internal Revenue Code of 1986, as amended.


OTHER INVESTMENT COMPANIES The Fund may invest in the securities of other registered investment companies under the circumstances described under "SECURITIES OF OTHER INVESTMENT COMPANIES" in the Statement of Additional Information, and to the extent permitted under Section 12 of the 1940 Act (currently, no more than 10% of the total assets of a Fund may be so invested, no more than 5% of total assets of a Fund may be invested in the securities of any other single investment company, and no more than 3% of the total outstanding voting stock of an investment company may be purchased). Investments in the securities of other registered investment companies are or may be subject to duplicate expenses resulting from the management of the portfolio investment company as well as those of the acquiring Fund.

                ------------------------------------------------
                     SPECIAL RISK FACTORS TO BE CONSIDERED
                ------------------------------------------------

NO GUARANTEE OF  OBTAINING INVESTMENT OBJECTIVE   There can  be no guarantee  or
assurance that the Fund's investment objective can or will be met.

INVESTMENT IN ISSUERS OF WHICH SHAREHOLDERS AND DIRECTORS OWN SHARES The Fund may invest in securities of issuers of which the officers and directors, as a group, may own beneficially more than five percent of the securities of that issuer.

LIMITED OPERATING HISTORY OF FUND    The Fund intends to commence  operations on
February 1, 1996 and thus has a limited operating history.

FOREIGN SECURITIES The Fund may invest up to 35% of its total assets in foreign securities, which may or may not be traded on an exchange. The Fund may purchase securities issued by issuers in any country. Securities of foreign companies are frequently denominated in foreign currencies, and the Fund may temporarily hold uninvested reserves in bank deposits in foreign currencies. As a result, the Fund will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and they may incur expenses in connection with conversion between various currencies. Subject to its investment restrictions, the Fund may invest in other investment companies that invest in foreign securities.

     Foreign securities may be subject to foreign government taxes that would reduce the income yield on such securities. Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion of any foreign withholding taxes would reduce the income the Fund received from any foreign investments.

     Foreign investments involve certain risks, such as political or economic instability of the issuer or of the country of the issuer, difficulty of predicting international trade patterns, and the possibility of imposition of exchange controls. Such securities may also be subject to greater fluctuations in price than securities of domestic corporations or of the United States Government. In addition, the net asset value of the Fund is determined and shares of the Fund can be redeemed only on days during which securities are traded on the NYSE. However, foreign securities held by the Fund may be traded on Saturdays or other holidays when the NYSE is closed. Accordingly, the net asset value of the Fund may be significantly affected on days when an investor has no access to the Fund.

     In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. There is generally less government regulation of stock exchanges, brokers and listed companies abroad than in the United States, and the absence of negotiated brokerage commissions in certain countries may result in higher brokerage fees. With respect to certain foreign countries, there is a possibility of expropriation, nationalization, or confiscatory taxation, which could affect investment in those countries.

       The Fund may invest a portion of its assets in developing countries with new or developing capital markets, such as countries in Eastern Europe. The considerations noted above regarding the risk of investing in foreign securities are generally more significant for these investments. These countries may have relatively unstable governments and securities markets in which only a small number of securities trade. Markets of developing countries may generally be more volatile than markets of developed countries. Investments in these markets may involve significantly greater risks, as well as the potential for greater gains.

LEVERAGE The Fund may, from time to time, use borrowed money to increase its portfolio positions. This practice is known as leverage, and it can cause the net asset value of Fund shares to increase or decrease in value more dramatically than would otherwise be the case.


PUT, CALL OPTIONS, FUTURES CONTRACTS The Fund may invest up to 10% of its total assets in both put or call options and futures contracts. See "FUNDAMENTAL POLICIES" in this Prospectus for discussion of the risks associated with investing in options and futures contracts.

FIXED INCOME SECURITIES The Fund may invest up to 20% of its total assets in fixed income securities, including convertible securities, that are either unrated or rated below the fourth highest category by Moody's or S&P, although not more than 5% of the Fund's total assets may be invested in fixed income
securities   that  are  unrated.  Such  high-yielding,  lower-rated  securities, are commonly referred to as "junk bonds." Such securities are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Investment in such securities normally involves a greater degree of investment and credit risk than does investment in a higher-rated security. In addition, the market for such securities is usually less broad than the market for higher-rated securities, which could affect their marketability. The market prices of such securities may fluctuate more than the market prices of higher-rated securities in response to changes in interest rates and economic conditions. Moreover, with such securities, there is a greater possibility that an adverse change in the financial condition of the issuer, particularly a highly leveraged issuer, may affect its ability to make payments of principal and interest.

INVESTMENT IN REITS The Fund may invest up to 25% of its total assets in real estate investment trusts. Such REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. For federal income tax purposes, REITs attempt to qualify for beneficial tax treatment by distributing 95% of their taxable income. If a REIT is unable to qualify for such beneficial tax treatment, it would be taxed as a corporation and distributions to its shareholders would therefore be reduced.

       Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. All REITs are dependent upon management skills, are not diversified, and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Internal Revenue Code of 1986, as amended (the "Code") and failing to maintain their exemptions from the 1940 Act.

REPURCHASE AGREEMENTS The Fund may engage in repurchase agreements. Repurchase agreements are agreements under which a person purchases a security and simultaneously commits to resell that security to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest that is unrelated to the coupon rate or maturity of the purchased security. The Fund will engage in repurchase agreements only with banks or broker-dealers whose obligations would qualify for direct purchase by that Fund. A repurchase agreement involves the obligation of the seller to pay any agreed-upon price, which obligation is, in effect, secured by the value of the underlying security. All repurchase agreements are fully collateralized and marked to market daily, and may therefore be viewed by the SEC or the courts as loans collateralized by the underlying security. There are some risks associated with repurchase agreements. For instance, in the case of default by the seller, the Fund could incur a loss or, if bankruptcy proceedings are commenced against the seller, the Fund could incur costs and delays in realizing upon the collateral.

                        --------------------------------
                             MANAGEMENT OF THE FUND
                        --------------------------------

       The Fund is managed by the Trust's Board of Trustees, and all powers and authorities are exercised by or under the direction of the Board of Trustees. Subject to the policies of, review by and overall control of the Board of Trustees of the Trust the Adviser has been retained by the Fund to act as its manager and investment adviser.

       The  Adviser  is  the  investment  adviser to  the  Fund  under  a Master
Investment  Advisory  Agreement  dated  January  31,  1996.   The Adviser  was
incorporated in 1980 and has been engaged in the business of providing investment advice since July 1, 1980. The address of the Adviser is 121 S.W. Morrison, Suite 1415, Portland, Oregon 97204, mailing address: P.O. Box 6559, Portland, Oregon 97228-6559.

       James E. Crabbe and Richard S. Huson are controlling shareholders of the Adviser. In addition, together they own 100% of the stock of the Distributor of the Fund. Mr. Crabbe and Mr. Huson are primarily responsible for the day-to-day management of the Adviser. Mr. Crabbe is President and a director of the Adviser and Mr. Huson is Secretary and a director. Mr. Crabbe and Mr. Huson have been primarily responsible for the operations of the Adviser since inception and have served in various management positions with the Adviser.

       The Fund pays the Adviser a fee for its services that accrues daily and is payable bi-monthly. Fees are based on a percentage of the average daily net assets of the Fund, as follows:


NET ASSET VALUE                                                   ANNUAL RATE
--------------------------------------------------------------  ---------------

First $100 million                                                     1.00%
Next $400 million                                                      0.85%
Amounts over $500 million                                              0.60%



       Fees paid by the Fund are higher than those paid by most other mutual funds, although the Board of Trustees of the Fund believes that the fees are comparable to the fees charged by other mutual funds with similar investment objectives and policies. The Adviser has undertaken to reimburse the Fund or to waive all or a portion of its management fee to the extent that the total operating expenses exceed a stated percentage per annum of the Fund's net asset value in effect with respect to the Fund. This undertaking may be canceled upon 30 days written notice. Additionally, many states require that mutual funds meet certain expense limitations. The Fund, its Adviser, Distributor, and Transfer Agent intend to qualify, meet, or conform to any individual state requirements while the Fund is registered in that state.



       Management of the Fund portfolio is handled on a day-to-day basis by James E. Crabbe and John W. Johnson. Since 1980 Mr. Crabbe has served in various management positions with the Adviser. Mr. Crabbe currently manages the portfolio of the Crabbe Huson Special Fund, a fund that Mr.
Crabbe has managed on behalf of the Adviser since 1990. Mr. Johnson has been associated with the Adviser since August, 1995. From November, 1991 until May, 1995, Mr. Johnson was a private investment banker. Between August, 1988 and November, 1991, Mr. Johnson was director of equity investments for Kennedy Associates.

       The Fund has retained State Street Bank and Trust Company to provide certain administrative services to the Fund. Such services include preparation of the Fund's federal, state and local tax returns, preparation of the Fund's financial information and various other administrative services. For such services, the Fund has agreed to pay State Street a fee based on the total assets in the Crabbe Huson family of mutual funds managed by the Adviser for which State Street performs administrative services. The fee shall be as follows: First $500 million of assets managed by Adviser -- .06%; next $500 million -- .03%; thereafter -- .01%. The Fund will pay its pro rata share of such fee.

                             ---------------------
                                CONTROL PERSONS
                             ---------------------

       As of  January 30, 1996, the Adviser owned 100% of the shares.

                              -------------------
                                NET ASSET VALUE
                              -------------------

       The net asset value per share of the Fund is determined as of 4 p.m., Eastern Time, on each day during which securities are traded on the New York Stock Exchange (the "NYSE"). The net asset value per share is computed by dividing the value of all assets of the Fund, less its liabilities, by the number of shares outstanding.

       The value of securities listed or traded on a registered securities exchange are valued at the last sale price on the day of the computation. This includes over-the-counter securities for which last sale information is available. Where last sale information is not available, the best bid price will be used. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Fund. Such valuations and procedures will be reviewed periodically by the Board of Trustees. The Fund may retain the services of an outside pricing service to value its portfolio securities.

        ----------------------------------------------------------------
                 WHEN TRANSACTIONS ARE RECORDED IN YOUR ACCOUNT
        ----------------------------------------------------------------

       Your trade date is the date when transactions are recorded in your account. Your shares are purchased, redeemed or exchanged at the net asset value determined on your trade date.

       If your purchase, redemption or exchange is received in good order by the Transfer Agent prior to 4 p.m., Eastern Time, or the close of business on the NYSE, whichever is earlier, your trade date is the date of receipt. If your purchase, redemption or exchange is received in good order after 4 p.m., Eastern Time, or the close of business on the NYSE, whichever is earlier, your trade date is the next business day.

                               -----------------
                                 HOW TO INVEST
                               -----------------

       The Fund is designed so that shareholders have the option of making fund investments within or outside of tax-advantaged retirement accounts.

       Crabbe Huson Securities, Inc. (the "Distributor"), Portland, Oregon, an affiliate of the Adviser and a corporation organized under the laws of Oregon, is the distributor of the Fund's shares.

       Shares of the Fund are offered continuously with no sales load at their next determined net asset value after receipt of an order with payment by the Transfer Agent. The Fund's shares are offered by the Distributor directly to the public or through broker-dealers who enter into sales agreements with the Distributor. The Fund reserves the right to reject any order to purchase shares.

SALES LOAD AND 12B-1 FEES

       Although there are no sales charges levied directly by the Fund, approved broker-dealers or other intermediaries, including financial institutions, may charge the investor a transaction-based fee or other fees at either the time of purchase or the time of redemption. Such charges may vary among broker-dealers but in all cases will be retained by the broker-dealer and are not remitted to the Fund, the Distributor, or the Adviser.

       The Fund has adopted a distribution plan pursuant to rule 12b-1 under the 1940 Act (the "Plan"). Under the Plan, the Distributor is entitled to reimbursement for its actual expenses incurred in the distribution and promotion of the Fund's shares. Total reimbursement to the Distributor pursuant to the Plan may not exceed .25% per annum of the average daily net assets of the Fund. These expenses include, but are not limited to, expenses incurred in the printing of prospectuses and statements of additional information for persons other than then-current shareholders, expenses related to preparation and printing of sales literature, and other distribution-related expenses. A portion of the expenses reimbursed and paid to the Distributor will be paid by the Distributor on a quarterly basis to broker-dealers, investment advisers or other financial institutions that have entered into sales agreements with the Distributor to actively promote sale of the Fund's shares, and may be paid to investment executives of the Distributor. The Fund will participate in joint distribution activities with other funds managed by the Adviser. Distribution expenses that are not allocable to a specific fund are allocated to a fund based on the percentage of new accounts established to purchase shares in that fund during the fiscal year.

       In the event expenses for the Fund in any one year exceed the maximum reimbursable under the Plan, such expenses may not be carried forward to the following year. The Fund will not be charged for any financing charges on any unreimbursed expenses payable pursuant to the Plan.

       MINIMUM INVESTMENT: The minimum initial investment in the Fund is $2,000. Additional investments in the Fund must be in amounts of at least $500, unless the investor is enrolled in the Fund's automatic investment program, the "Invest-O-Matic" program. For investors enrolled in "Invest-O-Matic," additional investments of as little as $100 can be accepted by the Fund. The Adviser, in its sole discretion, may waive any minimum purchase requirements. The Fund reserves the right to vary the initial and subsequent investment minimums at any time. The Fund will provide shareholders with written notice of any such change.

       PURCHASE BY CHECK OR CRABBE HUSON INSTANT ACCESS: Investors who desire to purchase shares directly from the Fund should follow the instructions indicated below.

       - INITIAL INVESTMENT: Complete the Account Application. Mail your check together with your completed account application to the following address:

                  Crabbe Huson Funds
                  P.O. Box 8413
                  Boston, MA 02266-8413

     Should you wish to overnight mail your investment, please use the following address:

                  Crabbe Huson Funds
                  Two Heritage Drive
                  Quincy, MA 02171

       - SUBSEQUENT INVESTMENTS: Detach and complete the stub attached to your statement. Make a check payable to the Crabbe Huson Funds Small Cap Fund and write your shareholder account number on your check. Mail your check together with your completed account application to the following address: Crabbe Huson Funds, P.O. Box 8413,
          Boston,  MA  02266-8413

          An investor who desires to purchase additional shares may also do so by calling 1-800-235-2442 and using the Fund's "INSTANT ACCESS" automated information service. The purchase will occur the following business day. Only investors who have provided current ACH bank information can utilize this service.

       In order to prevent lengthy processing delays caused by the clearing of foreign checks, the Fund will only accept a foreign check which has been drawn in U.S. dollars and has been issued by a foreign bank with a U.S. correspondent bank. The name of the U.S. correspondent bank must be printed on the face of the check. A charge may be imposed if any check used for investment does not clear.

       INVESTING BY WIRE: In addition to the above-mentioned methods an investor may use to purchase shares, the Transfer Agent will accept wire orders for purchase of the Fund's shares prior to 4 p.m., New York time. A wire purchase will be made at the offering price based on the next calculation of net asset value of the shares after the purchase order has been received by the dealer. Any dealer submitting an order is obligated to do so promptly. The following wire instructions should be followed and include your investment account number, your investor shareholder registration and indicate your desire to purchase shares in the Fund.

                  State Street Bank & Trust Co.
                  225 Franklin Street
                  Boston, MA 02110
                  ABA No. 011 0000 28
                  FOR CREDIT: Crabbe Huson
                  DDA No. 99051039

       INVESTING THROUGH AN AUTHORIZED THIRD PARTY:   Fund shares are
offered without a front end sales load through selected broker-dealers, investment advisers and other financial institutions who have entered into sales agreements with the Distributor. Investors should contact one of these authorized parties directly for appropriate purchase instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by them.

       CERTIFICATES: The issuance of shares is recorded on the books of the Fund in full and fractional shares carried to the third decimal place. To avoid additional operating costs, and for investor convenience, share certificates are not issued.

RETIREMENT AND QUALIFIED PLANS

       Investors may invest in the Fund through the Crabbe Huson IRA Pension Plan. Investments in the Fund may also be made in connection with established retirement plans. For further information on these plans, call the Transfer Agent at (800) 541-9732.


       In addition, an authorized broker-dealer may offer various tax deferred retirement plans, including 401(k) plans or "tax sheltered accounts" under section 403(b)(7) of the Internal Revenue Code. Investments in the Fund may also be made in connection with established retirement plans. For further information regarding these plans, contact your broker-dealer or financial adviser. If you are considering adopting such a plan, you should consult with your own legal or tax adviser, with respect to the establishment and maintenance of such a plan.

                        -------------------------------
                             HOW TO SELL YOUR SHARES
                        -------------------------------

       Shares of the Fund may be redeemed at any time, without charge, at the net asset value per share next determined after receipt by the Fund's Transfer Agent of a redemption request in proper form from the investor. Payment for all shares redeemed will be made by the Fund within seven days after receipt of a redemption request in proper form except (as outlined by the 1940 Act) during a period when 1) trading on the NYSE is restricted or the NYSE is closed for other than customary weekends and holidays, 2) the SEC has by order permitted such suspension for the protection of the Fund's shareholders, or 3) an emergency exists making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

       When a request for redemption is made shortly after the purchase of shares, the Fund will not distribute the redemption proceeds until the check(s) received for the shares purchased has cleared. Under such circumstances, it may take as long as 15 days for a shareholder to receive the proceeds of a redemption. Investors may avoid such delays by purchasing shares of the Fund with a certified or cashier's check.

       The market value of the securities in the Fund's portfolio is subject to daily fluctuations, and the net asset value of the Fund's shares change accordingly. Depending on the purchase price or other tax basis of the shares redeemed, the investor may realize a capital gain or loss on each redemption.

       REDEMPTION BY MAIL: To be in proper form, written requests for redemption must 1) state the total dollar value of shares or the total number of shares to be redeemed, 2) provide the investor's account number, and 3) be signed by each registered owner exactly as the shares are registered. If the proceeds of the redemption (a) exceed $15,000, (b) result from a 100% redemption of the account, (c) are to be paid to a person other than the record owner, (d) are to be sent to an address other than the address on the Transfer Agent's records, or (e) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed by an "eligible guarantor institution." An "eligible guarantor institution" includes any bank, broker, dealer or credit union that is a participant in the STAMP and Medallion signature program. The Transfer Agent reserves the right to request additional information from, and make reasonable inquiries of, any eligible guarantor institution. The Transfer Agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees, or guardians. A redemption request will not be deemed to have been submitted until the Transfer Agent receives all required documents in proper form. All documents and correspondence concerning redemptions should be sent to the Fund's Transfer Agent at the following address:


                  Crabbe Huson Funds
                  P.O. Box 8413
                  Boston, MA 02266-8413


       REDEMPTION BY TELEPHONE OR WIRE: Redemptions may also be requested by telephone. See "Redemption or Exchange by Telephone." Should you wish to receive instructions on how to obtain your funds by wire, please call the Transfer Agent at (800) 541-9732.

       INVOLUNTARY REDEMPTION: In order to reduce expenses, the Fund may redeem all of the shares of any shareholder, other than a shareholder which is an IRA or other tax-deferred retirement plan, in any Fund account which has a net asset value of less than $2,000 due to a redemption. The Fund will give such shareholders 60 days' prior written notice in which to purchase sufficient additional shares to avoid such redemption.

       Additionally, the Fund may compel the redemption of shares if, in its opinion, such action would prevent the Fund from becoming a personal holding company, as defined by the Internal Revenue Code.

       REDEMPTIONS (BY SECURITIES DEALERS): The Fund accepts redemption orders by telephone from securities dealers who have entered into sales agreements with the Distributor. Such redemption orders should be placed by the dealer with the Transfer Agent. Shares will be redeemed at the net asset value determined on a shareholder's trade date. The seven-day period within which the proceeds of the redemption will be sent to the shareholder or shareholder's dealer will begin on the day of the net asset value calculation, unless the Transfer Agent has not received a written request in proper form from the dealer by the seventh day. In that event, the proceeds of the redemption will be sent to the shareholder or the shareholder's dealer immediately upon the Transfer Agent's receipt of the written request in proper form. Dealers are responsible for the prompt transmittal of redemption orders to the Transfer Agent. Dealers not affiliated with the Fund may charge a fee for handling redemptions.

                     --------------------------------------
                          HOW TO EXCHANGE YOUR SHARES
                     --------------------------------------

       The proceeds from the redemption of shares of the Fund may be used to purchase shares of any other publicly available mutual fund with respect to which the Adviser is the investment adviser in every state in which the exchange may be made legally. See "WHEN TRANSACTIONS ARE RECORDED IN YOUR ACCOUNT."


       BEFORE MAKING AN EXCHANGE TO ANOTHER FUND, THE INVESTOR SHOULD READ THE PROSPECTUS RELATING TO THE FUND OR FUNDS INTO WHICH SHARES ARE BEING EXCHANGED.

       The exchange of shares of the Fund for shares of another fund is treated for federal and state income tax purposes as a sale on which an investor may realize a capital gain or loss.

       In order to protect shareholders from investors that may abuse the exchange privilege to the detriment of the Fund and its shareholders, the Fund reserves the right to terminate or modify the exchange privilege applicable to all shareholders at any time upon 60 days' notice. This exchange privilege may be temporarily or permanently suspended with respect to any shareholder that engages in more than ten exchanges in any 12-month period.

       Any written exchange request, in proper form, may be mailed to the Transfer Agent at the following address:


                  Crabbe Huson Funds
                  P.O. Box 8413
                  Boston, MA 02266-8413

       Should you wish to overnight mail your redemption request, please use the following address:


                  Crabbe Huson Funds
                  Two Heritage Drive
                  Quincy, MA 02171

               -------------------------------------------------
                      REDEMPTION OR EXCHANGE BY TELEPHONE
               -------------------------------------------------


       All or part of an investor's account may be redeemed or exchanged for shares in any other publicly available mutual fund of the Crabbe Huson Family of Mutual Funds by telephone. An investor shall be entitled to this option unless the investor has completed and placed on file with the Transfer Agent an authorization indicating its desire not to use telephone authorization.


       The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are properly authorized. The failure of the Fund to do so may result in the Fund being liable for losses due to unauthorized or fraudulent telephone transactions. However, the Fund and the Transfer Agent will not be liable for executing telephonic instructions that are deemed to be authorized after following reasonable procedures. The Fund has instituted an "Instant Access" Automated Information Service which allows an investor to make redemptions and exchanges by telephone by use of a 4-digit Personal Identification Number.

       Telephone redemptions and exchanges may be made by calling the Crabbe Huson "Instant Access" number, (800) 235-2442. Pursuant to the "Instant Access" system, an investor may redeem by check or by ACH redemption. If an investor redeems by check, he or she must have on file with the Fund's Transfer Agent the appropriate authorization. The check will always be mailed to the address listed on the account. The daily maximum redemption through use of the "Instant Access" system is $100,000. An investor can make an ACH redemption by telephone provided he or she has the appropriate telephone authorization and ACH bank information on file with the Fund's Transfer Agent.

       Exchanges or redemptions by telephone may become difficult or impossible to effect during periods of severe economic or market changes. If a shareholder is unable to reach the Fund by telephone, redemptions or exchanges may be effected either through the broker-dealer from which the shares were purchased, or by sending a written redemption or exchange request in proper form by mail directly to the Fund's Transfer Agent at the following address:


                  Crabbe Huson Funds
                  P.O. Box 8413
                  Boston, MA 02266-8413


       Should you wish to overnight mail your redemption request, please use the following address:


                  Crabbe Huson Funds
                  Two Heritage Drive
                  Quincy, MA 02171

                        --------------------------------
                            ALLOCATION OF BROKERAGE
                        --------------------------------

       The Adviser is responsible for the overall management of the portfolio of the Fund and determines which brokers will execute the purchases and sales of the portfolio securities. The Adviser's foremost responsibility is to place orders so as to achieve prompt execution at the most favorable price. However, the Adviser may place orders with brokers that provide special brokerage and research services or with brokers that promote the sale of the Fund's shares. The Adviser is authorized, in recognition of the value of brokerage and research services provided, to pay commissions to a broker in excess of the amounts which another broker might have charged for effecting the same transaction.

       A broker affiliated with the Adviser may be employed to execute brokerage transactions on behalf of the Fund, as long as commissions paid are reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. Additional information about portfolio brokerage is included in the Statement of Additional Information.

                        --------------------------------
                           SPECIAL INVESTOR SERVICES
                        --------------------------------

       SHAREHOLDER INQUIRIES: Inquiries regarding specific information that cannot be handled directly through an authorized broker-dealer of the Fund can be directed to the Transfer Agent at The Crabbe Huson Family of Funds, P.O. Box 8413, Boston, MA 02266-8413. The Transfer Agent's toll-free telephone number is
(800) 541-9732.

       APPLICATIONS: Applications for the Fund and the special programs listed below are available through the Fund's Transfer Agent at The Crabbe Huson Family of Mutual Funds, P.O. Box 8413, Boston, MA 02266-8413 or by calling the Transfer Agent's toll-free telephone number (800) 541-9732.

       THE CRABBE HUSON IRA (INDIVIDUAL RETIREMENT ACCOUNT): Certain individuals who earn income may establish an Individual Retirement Account using an IRA plan adopted by the Fund. These individuals may invest up to the lesser of $2,000 or 100% of the individual's annual earnings in shares of the Fund. The plan is also available for a Spousal IRA, transfer of an existing IRA, and for certain rollover contributions from other qualified plans.

       INVEST-O-MATIC: With Invest-O-Matic, a shareholder may make regular monthly purchases of the Fund's shares in amounts as little as $100 via an automatic debit to a bank account. Invest-O-Matic accounts may be modified or terminated by the shareholder at any time.

       GROUP INVESTMENT PLAN: Group Investment Plans are available for the purchase of Fund shares by employee or other groups, using systematic payroll deductions or other systematic payment arrangements. The Fund may, depending upon the size of the plan, waive their minimum, initial and additional purchase requirements.

       CRABBE HUSON "INSTANT ACCESS": By calling (800) 235-2442, a current investor can receive account information, purchase, redeem and exchange Fund Shares. See "HOW TO INVEST IN THE FUND" and "REDEMPTION OR EXCHANGE BY TELEPHONE."

                      ------------------------------------
                           SYSTEMATIC WITHDRAWAL PLAN
                      ------------------------------------

       A shareholder owning shares of the Fund with a total value of not less than $5,000 may participate in a systematic withdrawal plan providing for fixed payments to the shareholder of $100 or more at regular monthly intervals (the "Systematic Withdrawal Plan"). The shareholder may realize a capital gain or loss on each fixed-amount payment. Additional information concerning the Systematic Withdrawal Plan is set forth in the Statement of Additional
Information. Shareholders desiring to participate in the Systematic Withdrawal Plan may do so by completing and submitting the appropriate application to the Transfer Agent. The Systematic Withdrawal Plan is voluntary and may be terminated at any time by the shareholder.

   -------------------------------------------------------------------------
            CUSTODIAN, TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT
   -------------------------------------------------------------------------

       Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, acts as Custodian of the cash and securities of the Fund.

       State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, 800-541-9732, acts as Transfer Agent and Dividend Disbursing Agent for each of the Funds. The Transfer Agent uses Boston Financial Data Services as its servicing agent in carrying out the Transfer Agent's responsibilities to the Funds.

                   -----------------------------------------
                        LENDING OF PORTFOLIO SECURITIES
                   -----------------------------------------

       The Fund may loan portfolio securities to broker-dealers or other institutional investors if at least 100% cash (or cash equivalent) collateral is pledged and maintained by the borrower. The Fund believes that the cash collateral would minimize the risk of lending its portfolio securities. Such loans of portfolio securities may not be made if the aggregate of such loans would exceed 20% of the value of the Fund's total assets. If the borrower defaults, there may be delays in recovery of loaned securities or even a loss of the securities loaned, in which case the Fund would pursue the cash (or cash equivalent) collateral. While there is some risk in loaning portfolio securities, loans will be made only to firms or broker-dealers deemed by the Adviser, in consultation with the Adviser, to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk. For additional disclosure, see "INVESTMENT RESTRICTIONS -- LOANS OF PORTFOLIO SECURITIES" in the Statement of Additional Information.

                           -------------------------
                               PORTFOLIO TURNOVER
                           -------------------------

       The Fund generally does not trade in securities with the goal of obtaining short-term profits, but when circumstances warrant, securities will be sold without regard to the length of time the security has been held.

       The Fund anticipates that, except in periods of unusual market conditions, its annual portfolio turnover (the lesser of purchase or sales of portfolio securities for the year divided by the monthly average of the value of the portfolio securities owned by the Funds during the year) will generally range between 20% and 150%. A higher portfolio turnover rate may involve correspondingly greater transaction costs, which would be borne directly by the Fund, as well as additional realized gains and/or losses to shareholders. See "BROKERAGE ALLOCATION" and "TAXES" in the Prospectus.

                                     ------
                                     YIELD
                                     ------

       The SEC has imposed a number of rules and policies regarding the calculation of yield. The Fund intends to continually comply with these rules and policies in their quotation of yield. For an explanation of the method of yield calculation, see "CALCULATION OF PERFORMANCE DATA" in the Statement of Additional Information.

                                     ------
                                     TAXES
                                     ------

       The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code so it will not pay federal taxes on either income or capital gains distributed to shareholders, although there can be no assurance that it will so qualify.

       The Fund would be subject to a 4% excise tax on a portion of its undistributed income if they fail to meet certain annual distribution requirements. The Fund intends to make distributions in a timely manner and, accordingly, does not expect to be subject to the excise tax.

       For federal income tax purposes, all Fund distributions are reportable as taxable income whether a shareholder elects to take them in cash or reinvest them in additional shares of the Fund.

       Distributions representing net investment income (including short-term capital gains) are taxable as ordinary income. Distributions derived from net long-term capital gains that are properly designated by the Fund as such will be taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held the shares.

       Under the Revenue Reconciliation Act of 1993 (the "Act"), potentially favorable income tax treatment on distributions representing long-term capital gains has been restored, effective for tax years beginning after 1992. Under the Act, ordinary income may be taxed at marginal rates significantly (up to 11.6%) higher than the marginal rate at which long-term capital gains are taxed. Accordingly, distributions representing net long-term capital gains may be subject to a reduced rate of tax to shareholders.

       Shareholders may be subject to a $50 penalty under the Internal Revenue Code and the Funds may be required to withhold and remit to the U.S. Treasury a portion (31%) of any redemption or repurchase proceeds (including the value of shares exchanged into another fund for whom the Adviser acts as Adviser) and of any dividend or distribution on any account, where the shareholder failed to provide a correct taxpayer identification number or to make certain required certifications.

       The foregoing relates only to federal income tax consequences for shareholders who are U.S. citizens or corporations. Shareholders should consult their own tax advisers regarding these matters, and regarding state, local, and other applicable tax laws.

       The Fund will issue annually, in January, a full report to each shareholder detailing the tax status of each distribution to the shareholder during the calendar year. The Fund does not assume any responsibility for the calculation of any taxable gain (or loss) from the purchase and sale of Fund shares, including purchases made with reinvested dividends and/or capital gains. Every shareholder should consult with their tax adviser concerning such calculations and tax consequences.

       As mentioned elsewhere in this Prospectus, the Trust intends to add additional series after completion of the Reorganization. In such case, each Fund will be treated as a separate entity and thus the provisions of the internal revenue code applicable to registered investment companies generally will be applied to each fund separately instead of the Trust as a whole. Net Capital Gains, net investment income and operating expenses will be determined separately for each Fund.

                       ---------------------------------
                            PERFORMANCE COMPARISONS
                       ---------------------------------

       The Fund may compare its performance to other mutual funds with similar investment objectives and to the mutual fund industry as a whole, as quoted by ranking services and publications of general interest. For example, these services or publications may include Lipper Analytical Services, Inc., Schabacker's Total Investment Service, CDA Technologies, SEI, Frank Russell Trust, BARRON'S BUSINESS WEEK, CHANGING TIMES, THE FINANCIAL TIMES, FINANCIAL WORLD, FORBES, INVESTOR'S DAILY, MONEY, MORNINGSTAR MUTUAL FUNDS, PERSONAL INVESTOR, THE ECONOMIST, THE WALL STREET JOURNAL, INDIVIDUAL INVESTOR, LOUIS RUKEYSER'S WALL STREET, FINANCIAL WORLD, and USA TODAY. These ranking services and publications rank the performance of the Fund against all other funds over specified periods and against funds in specified categories.

       The Fund may also either include presentations of, or may compare its performance or the performance of the Fund's Adviser to, a recognized stock or bond index, including the Standard & Poor's 500, Standard & Poor's Mid-Cap, Value Line, Dow Jones, and NASDAQ stock indices. The comparative material found in advertisements, sales literature, or in reports to shareholders may contain past or present performance ratings. This is not to be considered representative or indicative of future results or future performance.




       The performance of the Fund will be calculated as required by the rules of the SEC. The Fund may publish average annual total return quotations for recent one-, five-, and ten-year periods that would equate the initial amount invested to the ending redeemable value. These standardized calculations do not reflect the impact of federal or state income taxes. Such performance data will include the effect of any sales or distribution charges.

       Investments in the Fund are not insured and an investor's yield is not guaranteed. Although the yields of bank money market deposit accounts and NOW accounts will fluctuate, principal will not fluctuate and is insured by the Federal Deposit Insurance Corporation up to $100,000. Bank passbook savings accounts normally offer a fixed rate of interest, and their principal and interest are also guaranteed and insured. Bank certificates of deposit offer fixed or variable rates for a set term. Principal and fixed rates are guaranteed and insured. There is no fluctuation in principal value. Withdrawal of these deposits prior to maturity will normally be subject to a penalty.

       The Fund's investment results will vary from time to time depending on market conditions, the composition of the Fund's portfolio, and operating expenses of the Fund. These factors and possible differences in the methods used in calculating investment results should be considered when comparing performance information regarding the Fund to information published for other investment companies and other investment vehicles. You should also consider return quotations relative to changes in the value of the Fund's shares and the risks associated with the Fund's investment objectives and policies. At any time in the future, return quotations may be higher or lower than past return quotations, and there may be no assurance that any historical return-quotation will continue in the future.

                               -------------------
                                 CAPITAL STRUCTURE
                               -------------------

       Beneficial interests in the Trust shall be divided into shares, all without par value and of one class. The shares may be divided in separate series and sub-series at the discretion of the Board of Trustees. Currently, only shares of the Fund are available for sale, although the Trustees anticipate acquiring the assets and liabilities of other Funds of the Crabbe Huson Family of Funds and selling nine separate series. Shareholders of the Fund are entitled to one vote for each dollar of net asset value held. Shareholders shall have the power to vote only on the following matters: (1) the election of the initial trustees of the Trust, the removal of trustees, and to the extent required by the 1940 Act, the subsequent election of any trustee to fill any vacancy (although trustees may be elected to fill vacancies or be removed by the Board of Trustees without a vote of Shareholders, subject to certain restrictions in the 1940 Act); (2) any contract entered into by the Trust to the extent Shareholders' approval is required by the 1940 Act; (3) with respect to any termination or reorganization of the Trust or any series thereof to the extent and as provided in the Declaration of Trust; (4) with respect to any amendment of the Declaration of Trust that adversely affects the rights of the shareholder; (5) with respect to derivative actions whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or any series of the Trust or the Trust shareholders; (6) an amendment of the Fund's Fundamental Policies as set forth in the Trust's By-laws; and (7) with respect to such additional matters relating to the Trust as may be required by the 1940 Act, the Declaration of Trust, the By-laws of the Trust, any registration of the Trust with the Securities and Exchange Commission (or any successor agency) or any state, or as the Trustees may consider necessary or desirable. Shares issued are fully paid and nonassessable and have no preemptive or conversion rights. Each share is entitled to participate equally in dividends and distributions declared by its respective fund and in the net assets of that Fund upon liquidation or dissolution after satisfaction of outstanding liabilities. Amendment to the Declaration of Trust may be made upon approval by shareholders holding the lesser of (i) 67% or more of the shares entitled to vote on the matter, present in person at the meeting or represented by proxy, if holders of more than 50% of the shares entitled to vote on the matter are present, in person or by proxy, or (ii) a majority of the shares issued and outstanding.

                                 -------------
                                   APPENDIX A
                                 -------------

BOND RATING AGENCIES

       The following is a description of the bond ratings employed by Moody's Investors Service, Inc. ("Moody's").

       Aaa: Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are unlikely to impair the fundamentally strong position of such issues.

       Aa: Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

       A: Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

       Baa: Bonds rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

       Ba: Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

       B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

       Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

       Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

       C: Bonds rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

       Moody's applies the numerical modifiers "1", "2", and "3" in each generic rating classification from Aa through B. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

       The following is a description of the bond ratings employed by Standards & Poor's Corporation ("S&P").

       AAA: Bonds rated AAA are highest-grade obligations. Capacity to pay interest and repay principal is extremely strong.

       AA: Bonds rated AA have a very strong capacity to pay interest and repay principal, and differ from the highest rated issues only in small degree.

       A: Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

       BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

       BB, B, CCC, CC, C: Debt rated BB, B, CCC, CC, and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

       BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

       B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

       CCC: Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

       CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

       C: The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

       C1: The rating C1 is reserved for income bonds on which no interest is being paid.

       D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

       C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

       The S&P letter rating may be modified by the addition of a plus (+) or minus sign (-), which is used to show relative standing within rating categories between AA to CCC.

       From time to time a bond rating agency may adjust its rating of a particular bond issue. Subsequent to a Fund's purchase of a bond, such a bond may have its rating reduced (down graded) to a category not permitted to be owned by that Fund, or it may cease to be rated. Neither case would require that a Fund eliminate such a bond from its portfolio. However, the Fund's Adviser will consider such an event in determining whether or not the Fund should continue to hold such a security.

                                 -------------
                                   APPENDIX B
                                 -------------

THE FUND MAY USE SOME OR ALL OF THE FOLLOWING HEDGING INSTRUMENTS:

OPTIONS ON EQUITY AND DEBT SECURITIES A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option term, to deliver the underlying security against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the option term. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option term, to buy the underlying security at the exercise price.

OPTIONS ON SECURITIES INDICES A securities index assigns relative values to the securities included in the index and fluctuates with changes in the market values of those securities. An index option operates in the same way as a more traditional stock option, except that exercise of an index option is effected with cash payment and does not involve delivery of securities. Thus, upon exercise of an index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the index.

STOCK INDEX FUTURES CONTRACTS A stock index futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the stocks comprising the index is made. Generally, contracts are closed out prior to the expiration date of the contract.


INTEREST RATE FUTURES CONTRACTS Interest rate futures contracts are bilateral agreements pursuant to which one party agrees to make, and the other party agrees to accept, delivery of a specified type of debt security at a specified future time and at a specified price. Although such futures contracts by their terms call for actual delivery or acceptance of debt securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.


OPTIONS ON FUTURES CONTRACTS Options on futures contracts are similar to options on securities or currency, except that an option on a futures contract gives the purchaser the right, in return for the premium, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell a security or currency, at a specified price at any time during the option term. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by delivery of the accumulated balance that represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future. The writer of an option, upon exercise, will assume a short position in the case of a call and a long position in the case of a put.


       Purchase of these financial instruments allows the Adviser to hedge against changes in market conditions. For example, the Adviser may purchase a put option in a securities index, when it believes that stock prices will decline. Conversely, the Adviser may purchase a call option in a securities index when it anticipates that stock prices will increase.

                          ------------------------------------------------------
                          ------------------------------------------------------

No   person  has   been  authorized  to   give  any  information   or  make  any
representations not contained in this Prospectus, or in the Statement of Additional Information incorporated herein by reference, in connection with the offering made by this Prospectus and, if given or made, such representations must not be relied upon as having been authorized by the Funds or their Distributor. This Prospectus does not constitute an offering by the Funds or by their Distributor in any jurisdiction in which such offering may not lawfully be made.

                              -------------------
                               TABLE OF CONTENTS
                              -------------------

                                                     PAGE
                                                      ---
EXPENSE DATA....................................           2
PROSPECTUS SUMMARY..............................           3
SUMMARY OF RISK FACTORS.........................           3
INVESTMENT OBJECTIVE AND POLICIES...............           3
FUNDAMENTAL POLICIES............................           5
SPECIAL RISK FACTORS TO BE CONSIDERED...........           7
MANAGEMENT OF THE FUND..........................           8
CONTROL PERSONS.................................           9
NET ASSET VALUE.................................           9
WHEN TRANSACTIONS ARE RECORDED IN YOUR
 ACCOUNT........................................          10
HOW TO INVEST...................................          10
HOW TO SELL YOUR SHARES.........................          12
HOW TO EXCHANGE YOUR SHARES.....................          13
REDEMPTION OR EXCHANGE BY TELEPHONE.............          14
ALLOCATION OF BROKERAGE.........................          15
SPECIAL INVESTOR SERVICES.......................          15
SYSTEMATIC WITHDRAWAL PLAN......................          16
CUSTODIAN, TRANSFER AGENT AND
 DIVIDEND-DISBURSING AGENT......................          16
LENDING OF PORTFOLIO SECURITIES.................          16
PORTFOLIO TURNOVER..............................          16
YIELD...........................................          17
TAXES...........................................          17
PERFORMANCE COMPARISONS.........................          18
CAPITAL STRUCTURE...............................          19
APPENDIX A......................................          20
APPENDIX B......................................          23



                                  CRABBE HUSON
                                      FUNDS
                                     [LOGO]

                        The Crabbe Huson Small Cap Fund

                                   PROSPECTUS
                                FEBRUARY __, 1996

                          ------------------------------------------------------
                          ------------------------------------------------------

                       -----------------------------------
                               CRABBE HUSON FUNDS
                       -----------------------------------


                          CRABBE HUSON SMALL CAP FUND




                       -----------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------

                               February __, 1996


    This Statement of Additional Information of the Crabbe Huson
Funds (the "Trust") is not a prospectus but should be read in conjunction with the Prospectus of the Trust, dated the same date as this Statement of Additional Information, which has been filed with the Securities and Exchange Commission (the "SEC") and which is available without charge upon request by calling (800) 541-9732 or writing the Fund at the Crabbe Huson Funds, P.O. Box 8413, Boston, MA 02266-8413. This
Statement of Additional Information has been incorporated by reference into the Prospectus.

                                -----------------
                                TABLE OF CONTENTS
                                -----------------


                                                                        Page No.


GENERAL INFORMATION AND HISTORY. . . . . . . . . . . . . . . . . . . . . . .   1

MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1
     TRUSTEES AND OFFICERS OF THE TRUST. . . . . . . . . . . . . . . . . . .   1

SERVICES PROVIDED BY THE ADVISER . . . . . . . . . . . . . . . . . . . . . .   3

ADMINISTRATION CONTRACT. . . . . . . . . . . . . . . . . . . . . . . . . . .   4

DISTRIBUTION PLAN. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   5

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. . . . . . . . . . . . .   6

SYSTEMATIC WITHDRAWAL PLAN . . . . . . . . . . . . . . . . . . . . . . . . .   7

PORTFOLIO TRANSACTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . .   7
     GENERAL CONSIDERATIONS. . . . . . . . . . . . . . . . . . . . . . . . .   7
     PORTFOLIO TURNOVER. . . . . . . . . . . . . . . . . . . . . . . . . . .   9

INVESTMENT RESTRICTIONS. . . . . . . . . . . . . . . . . . . . . . . . . . .   9
     SECURITIES OF OTHER INVESTMENT COMPANIES. . . . . . . . . . . . . . . .  12

LOANS OF PORTFOLIO SECURITIES. . . . . . . . . . . . . . . . . . . . . . . .  12

PURCHASE AND REDEMPTION OF FUND SHARES . . . . . . . . . . . . . . . . . . .  13

PRICING OF SECURITIES BEING OFFERED. . . . . . . . . . . . . . . . . . . . .  14

CALCULATION OF PERFORMANCE DATA. . . . . . . . . . . . . . . . . . . . . . .  14
     OTHER QUOTATIONS, COMPARISONS AND GENERAL INFORMATION . . . . . . . . .  15

DIVIDENDS, DISTRIBUTIONS AND TAXES . . . . . . . . . . . . . . . . . . . . .  15
     GENERAL . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  15
     FOREIGN TAXES . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  17

SPECIAL INVESTOR SERVICES. . . . . . . . . . . . . . . . . . . . . . . . . .  18

GENERAL INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . . .  18

COUNSEL. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  19

AUDITORS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  19

CUSTODIAN, TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT. . . . . . . . . . .  19

ADDITIONAL INFORMATION REGARDING CERTAIN INVESTMENTS BY THE FUND   . . . . .  20
     GOVERNMENT SECURITIES . . . . . . . . . . . . . . . . . . . . . . . . .  20

SPECIAL INVESTMENT RISKS . . . . . . . . . . . . . . . . . . . . . . . . . .  20
     FOREIGN SECURITIES. . . . . . . . . . . . . . . . . . . . . . . . . . .  20
     FUTURES CONTRACTS . . . . . . . . . . . . . . . . . . . . . . . . . . .  21
          Stock Index Futures. . . . . . . . . . . . . . . . . . . . . . . .  21
          Interest Rate Futures. . . . . . . . . . . . . . . . . . . . . . .  21

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . .  21

                         -------------------------------
                         GENERAL INFORMATION AND HISTORY
                         -------------------------------


    On October 13, 1995, a Certificate of Trust was filed in the State of Delaware authorizing the Crabbe Huson Funds to operate as a Delaware business trust. On October 14, 1995 the Board of Trustees adopted the Trust's Declaration of Trust ("Declaration of Trust") and Bylaws. Pursuant to the Declaration of Trust, the Trust will operate as an open-end investment company. The Trust intends to offer various investment opportunities to the public in the form of various series of its shares. Each series will offer investors a distinct portfolio of investments and different objectives. Shareholders of any series will not participate in the investment results of any other series, but rather, on a pro rata basis, in the assets and income of the portfolio securities belonging to their own series. The Crabbe Huson Small Cap Fund is currently the only series being offered to the public by the Trust (the "Fund"). The Trust intends, however, to enter into separate agreements and plans of reorganization and liquidation (the "Reorganization") whereby the Trust will acquire the assets and liabilities of The Crabbe Huson Special Fund, Inc., The Crabbe Huson Real Estate Investment Fund, Inc., The Crabbe Huson Equity Fund, Inc., The Crabbe Huson Asset Allocation Fund, Inc., The Oregon Municipal Bond Fund, Inc., The Crabbe Huson Income Fund, Inc., The Crabbe Huson U.S. Government Income Fund, Inc. and The Crabbe Huson U.S. Government Money Market Fund, Inc. (the "Acquired Funds"). It is anticipated that the assets of the Acquired Funds will be transferred to the Trust in May, 1996, at which time the Trust will begin to sell shares of the Acquired Funds to the public.


                                   ----------
                                   MANAGEMENT
                                   ----------

    The Trustees and officers of the Trust are listed below, together with information about their principal business occupations during at least the last five years. Each of the individuals holds the equivalent position with the Acquired Funds. The Crabbe Huson Group, Inc. is the Investment Adviser for the Fund and the Acquired Funds (the "Adviser"). Crabbe Huson Securities, Inc. acts as the Fund's distributor (the "Distributor").

TRUSTEES AND OFFICERS OF THE TRUST

    CHERYL A. BURGERMEISTER*, 44, is Treasurer of the Trust. Ms. Burgermeister has been the Treasurer and Chief Financial Officer of the Adviser since
July, 1987.  Her business address is 121 SW Morrison, Suite 1400,
Portland, Oregon 97204. Ms. Burgermeister is Treasurer and a Director of the Distributor.

    GARY L. CAPPS, 59, is a Trustee of the Trust. Mr. Capps has been the Executive Director of the Bend Chamber of Commerce since July, 1992. He has been a Director of Bank of the Cascades in Bend, Oregon since 1980, and has served as Chairman of the Board since 1983. His business address is 63085 N. Hwy 97, Bend, Oregon 97701.

    JAMES E. CRABBE,* 50, is a Trustee and Vice President of the Trust. He is a Director and President of the Trust's Adviser. Mr. Crabbe has, since February, 1980, served in various management positions with the Adviser. His business address is 121 SW Morrison, Suite 1400, Portland, Oregon 97204.

    RICHARD S. HUSON,* 55, is a Trustee and President of the Trust. Mr. Huson is a chartered financial analyst. Mr. Huson is a Director and Secretary of the Trust's Adviser. Mr. Huson has, since February, 1980, served in various management positions with the Adviser. His business address is 16 NW Oregon Avenue, Bend, Oregon 97709.

    LOUIS SCHERZER, 74, is a Trustee of the Trust. Mr. Scherzer, since January, 1990, has been President and a Director of Scherzer Partners, Inc., a real estate development and management firm located at 5440 SW Westgate Drive, Suite 222, Portland, Oregon 97221.

    ROBERT L. SMITH, 57, is a Trustee of the Trust. Mr. Smith has been President of VIP's Industries since 1968, and has been a Director of Western Security Bank since 1980, a Director of KeyCorp since 1988 and a Director of Blue Cross/Blue Shield of Oregon since 1984. His business address is 280 Liberty Street S.E., Salem, Oregon 97301.

    CRAIG P. STUVLAND,* 40, is a Trustee and Secretary of the Trust. Mr. Stuvland has been employed by the Adviser since June, 1987; he is currently an Executive Vice President and a Director. Mr. Stuvland's business address is 121 S.W. Morrison, Suite 1400, Portland, Oregon 97204. Mr. Stuvland is President and a Director of the Trust's Distributor.

    RICHARD P. WOLLENBERG, 80, is a Trustee of the Trust. Mr. Wollenberg has been Chairman, President and Chief Executive Officer of Longview Fibre Company since 1978, and a Trustee of Reed College since 1962. His business address is Longview Fibre Company, P.O. Box 606, Longview, Washington 98632.

    WILLIAM WENDELL WYATT, JR., 45, is a Trustee of the Trust. He has been Chief of Staff, Officer of the Governor, State of Oregon, since April, 1995. Prior to joining the Governor's staff, Mr. Wyatt was President of the Oregon Business Council between October, 1987 and April, 1995. His business address is Office of the Governor, Chief of Staff - Gov. Kitzhaber, 254 State Capitol, Salem, Oregon 97310-0370.


-----------------

*The persons indicated are "interested persons" of the Trust, as defined in the Investment Company Act of 1940 (the "1940 Act") as amended. They receive no trustees' fees or salaries from the Trust.

    Under the Declaration of Trust, no annual or regular meeting of shareholders is required. Thus, there will not ordinarily be an annual shareholders' meeting (including for the purpose of electing trustees) unless required by the Investment Company Act of 1940, as amended (the "Act"), or unless a request to hold a meeting is properly made by at least 10 percent of the shareholders of the Trust if all shareholders of the Trust are entitled to vote on the matter or 10 percent of the affected series if such vote is on a series by series basis. The Board of Trustees is responsible for the overall management of the Trust, including general supervision and review of each series' investment policies and activities. The Board of Trustees elects the officers of the Trust who are responsible for supervising and administering the Trust's day-to-day operations. The Trust has an audit committee that reviews the reports and management letters of the auditors, reviews the terms of the auditor's engagement and makes recommendations to the Board concerning the terms of the auditor's engagement. The audit committee currently consists of Messrs. Scherzer, Smith and Wyatt.

    The Trust currently pays each Trustee who is not an "interested person" $150.00 per meeting. The Trust does not intend to pay any individual remuneration in excess of $60,000 per year. The Trust also reimburses Trustees' expenses for attending shareholder and Trustee meetings for Trustees who are not officers, directors, or employees of the Adviser or the Distributor.



                     --------------------------------
                     SERVICES PROVIDED BY THE ADVISER
                     --------------------------------

    The Adviser entered into a Master Investment Advisory Agreement dated January 31, 1996 (the "Advisory Agreement") with the Trust. Pursuant to the Advisory Agreement the Adviser has been retained by the Trust to render management and investment advisory services to the Fund and to the Acquired Funds as soon as the Reorganization is completed and shareholder approval of the Reorganization and the Advisory Agreement is obtained from the shareholders of each of the Acquired Funds. A subsequent series added to the Trust will become part of the Advisory Agreement only upon approval by the Board of Trustees and the shareholders of the new series. The Adviser was incorporated in 1980 and has been engaged in the business of providing investment advice since July 1, 1980. The address of the Adviser is 121 SW Morrison, Suite 1425, Portland, Oregon 97204; mailing address: P.O. Box 6559, Portland, Oregon 97228-6559.


    James E. Crabbe and Richard S. Huson are controlling shareholders of the Adviser. Together, they also own 100% of the stock of the Trust's Distributor. Mr. Crabbe is President and a Director of the Adviser and Mr. Huson is Secretary and a Director. They are primarily responsible for the day-to-day management of the Adviser. Mr. Crabbe and Mr. Huson have been primarily responsible since the inception of the Adviser. Both Mr. Crabbe and Mr. Huson have served in various management positions with the Adviser since 1980. Mr. Crabbe and Mr. Huson are members of the Trust's Board of Trustees and are officers of the Trust.

     The Fund pays the Adviser a fee for its services that accrues daily and is payable bi-monthly. Fees are based on a percentage of the average net assets of the Fund, as follows:

     NET ASSET VALUE                                           ANNUAL RATE
     ---------------                                           -----------

     First $100 Million . . . . . . . . . . . . . . . . . . .     1.00%
     Next $100 Million  . . . . . . . . . . . . . . . . . . .     0.85%
     Amounts Over $500 Million  . . . . . . . . . . . . . . .     0.60%

    The Adviser has agreed to waive its fee and/or reimburse the Fund for the amount, if any, by which the total operating expenses of the Fund (including the Adviser's compensation and any amounts paid pursuant to the Rule 12b-1 plan) for any fiscal year exceed a certain annual rate applied to the average daily net assets of the Fund. The annual rate in effect is 1.5% of the average daily net assets of the Fund. This waiver may be withdrawn at any time upon 30 days' written notice to the shareholders of the Fund. Even in the event of discontinuance of this agreement, the Fund may still be subject to the laws of certain states, which require that if a mutual fund's expenses (including advisory fees but excluding interest, taxes, brokerage commissions and extraordinary expenses) exceed certain percentages of average net assets, the Fund must be reimbursed for such excess expenses.

    Under the Advisory Agreement, the Adviser determines the structure of the Fund's portfolio, the nature and timing of the changes in it, and the manner of implementing such changes (subject to any directions it may receive from the Fund's Board of Trustees); provides the Fund with investment advisory research and related services for the investment of assets; furnishes (without expense to the Fund) the services of such members of its organization as may be duly elected officers or directors of the Fund; and pays all executive officers' salaries and expenses. Additional information about the services provided by the Adviser is described under "MANAGEMENT OF THE FUNDS" in the Prospectus.

                            -----------------------
                            ADMINISTRATION CONTRACT
                            -----------------------

    The Trust has entered into an Administration Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Pursuant to the Agreement, State Street has agreed to assist the Trust in the performance of certain administrative services, including, but not limited to (1) overseeing the determination of the Fund's net asset value in accordance with the Board of Trustee's policies, (2) preparation of each of the Fund's federal, state and local income tax returns, (3) preparation of the Fund's financial information to be included in the Fund's semi-annual and annual reports, proxy statements and other communications to Fund shareholders. As compensation for its services, State Street will be paid as follows, based on total average assets of all Funds, including the Acquired Funds:

     AVERAGE ASSETS                                            ANNUAL FEE
     --------------                                            ----------
     First $500 Million  . . . . . . . . . . . . . . . . . . .    0.06%
     Next $500 Million . . . . . . . . . . . . . . . . . . . .    0.03%
     Thereafter  . . . . . . . . . . . . . . . . . . . . . . .    0.01%


                               -----------------
                               DISTRIBUTION PLAN
                               -----------------

    Rule 12b-1 under the Act requires that any payments made by the Trust in connection with financing the distribution of its shares may only be made pursuant to a written plan describing all aspects of the proposed financing of distribution, and also requires that all agreements with any person relating to the implementation of the plan must be in writing. Because some of the payments described below to be made by the Trust are distribution expenses within the meaning of Rule 12b-1, the Trust has entered into a distribution agreement with the "Distributor" pursuant to a distribution plan (the "Plan") adopted in accordance with such Rule.

    Rule 12b-1 requires that, in order for the Plan to be effective as to any series, the Plan must be approved by a majority of the outstanding voting securities of that series, and requires that the Plan, together with any related agreements, be approved by a vote of the Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in the agreements related to the Plan, cast in person at a meeting called for the purpose of voting on such plan or agreement. The Plan and any agreement related to it must provide, in substance:

          (a) that it shall continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually in the manner described in the Rule;

          (b) that any person authorized to direct the disposition of moneys paid or payable by the Trust pursuant to the Plan or any related agreement shall provide to the Trust's Board of Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made; and

          (c) in the case of the Plan, that it may be terminated as to the Fund at any time by a vote of a majority of the members of the Board of Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan, or by a vote of a majority of the outstanding voting securities of the applicable series.

    The Plan may not be amended to increase materially the amount to be spent for distribution by the applicable series without approval by the shareholders of that series, and all material amendments to the Plan must be approved in the manner described in the Rule.

    The Trust may rely upon Rule 12b-1 only if the selection and nomination of the Trust's disinterested Trustees is committed to the discretion of the disinterested Trustees. The Trust may implement or continue a plan pursuant to Rule 12b-1 only if the Trustees who vote to approve such implementation or continuation conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under state law, and under Sections 36(a) and
(b) of the 1940 Act, that there is a reasonable likelihood that the plan will benefit the Fund and its shareholders. The Board of Trustees has concluded that there is a reasonable likelihood that a distribution plan will benefit the Fund.

    Pursuant to the provisions of the Plan, the Fund may pay up to .25% of its average daily net assets to the Distributor to reimburse the Distributor for actual expenses incurred in the distribution and promotion of the Fund's shares.


    Expenses for which the Distributor will be reimbursed under the Plan include, but are not limited to, expenses incurred in the printing of prospectuses and statements of additional information for persons other than then-current shareholders, expenses related to preparation and printing of sales literature, and other distribution-related expenses. Additionally, compensation will be paid out on a quarterly basis to the Distributor and to broker-dealers investment advisers and other financial institutions that have entered into sales agreements with the Distributor to actively promote sale of the Fund's shares, and may be paid to investment executives of the Distributor.


               ---------------------------------------------------
               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
               ---------------------------------------------------


    As of January 30, 1996, the Adviser owned 100% of all the authorized and outstanding shares of the Fund.

                           --------------------------
                           SYSTEMATIC WITHDRAWAL PLAN
                           --------------------------

    A shareholder owning or purchasing shares of the Fund having a net asset value of $5,000 or more may participate in a systematic withdrawal plan providing regular monthly payments in the amount of $100 or more from the shares held in the Fund (the "Systematic Withdrawal Plan"). An application form containing details of the Systematic Withdrawal Plan is available upon request from State Street Bank & Trust Co., the Fund's transfer agent (the "Transfer Agent"). The Plan is voluntary and may be terminated at any time by the shareholders.

    Income dividends and capital gain distributions on shares of the Fund held in a Systematic Withdrawal Plan are automatically reinvested in additional shares of the Fund at net asset value. A Systematic Withdrawal Plan is not an annuity and does not and cannot protect against loss in declining markets. Amounts paid to a shareholder from the Systematic Withdrawal Plan represent the proceeds from redemptions of Fund shares, and the value of the shareholder's investment in the Fund will be reduced to the extent that the payments exceed any increase in the aggregate value of the shareholder's shares (including shares purchased through reinvestment of dividends and distributions). If a shareholder receives payments that are greater than the appreciation in value of his or her shares, plus the income earned on the shares, the shareholder may eventually withdraw his or her entire account balance. This will occur more rapidly in a declining market. For tax purposes, depending upon the shareholder's cost basis and date of purchase, each withdrawal will result in a capital gain or loss. See "DIVIDENDS, DISTRIBUTIONS AND TAXES" in this Statement of Additional Information and "TAXES" in the Trust's Prospectus.

                             ----------------------
                             PORTFOLIO TRANSACTIONS
                             ----------------------

GENERAL CONSIDERATIONS

    The Adviser is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker.

    In the over-the-counter market, debt and equity securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of a security usually includes a profit to the dealer. A Fund may also pay a mark-up (sometimes referred to as a dealer's "turn") in principal transactions and in transactions in the over-the-counter market. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

    The primary considerations in the selection of a broker or dealer for portfolio transactions are the availability of the desired security and the prompt execution of orders in an effective manner at the most favorable prices. Subject to those considerations, dealers that provide supplemental investment research and statistical or other services to the Adviser may receive orders for portfolio transactions by the Fund. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; the availability of securities; purchasers or sellers of securities; and the furnishing of analysis and reports concerning industries, economic facts and trends, and portfolio strategies. There is no formula for such allocation. The research information received from brokers or dealers may or may not be useful to the Fund and the Adviser in a number of ways. The information may be in written form or may be obtained through direct contact with individuals, and may include information on particular issuers as well as market and general economic information. The Adviser will not be deemed to have breached its obligations to the Fund solely by reason of having caused the Fund to pay a broker or dealer an amount of commission for effecting a securities transaction in excess of the amount of commission another broker or dealer could have charged for effecting that transaction, if the Adviser has determined in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided to the Fund and to other accounts of the Adviser.

    In addition to placing the Fund's brokerage business with firms that provide the above research, market and statistical services to the Adviser, the Fund's brokerage business may also be placed with firms that promote the sale of the Fund's shares, consistent with achieving the best price and execution.

    Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as principals in the purchase or sale of securities of the Trust. The Trust or broker-dealers affiliated with the Adviser will not deal with affiliated parties, including the Distributor, in connection with principal transactions.

    The SEC has the authority to issue and amend regulations involving transactions with affiliates of the Trust. While there is no indication that it will do so, the SEC may issue regulations at any time that would prohibit the Trust from executing portfolio transactions through an affiliate. The Trustees will review all transactions with affiliates at least quarterly and determine the overall reasonableness of any brokerage commissions paid.

    Even though investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser or its affiliates, securities of the same issuer may be purchased, held, or sold by the Fund and the other accounts, because the same security may be suitable for all of them. When the Fund and such other accounts are simultaneously engaged in purchase or sale of the same security, efforts will be made to allocate price and amounts in an equitable manner. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position purchased or sold by the Fund.

PORTFOLIO TURNOVER

    The Fund generally does not trade in securities with the goal of obtaining short-term profits, but when circumstances warrant, securities will be sold without regard to the length of time the security has been held.

    The Fund anticipates that, except in periods of unusual market conditions, its annual portfolio turnover rate (the lesser of purchase or sales of portfolio securities for the year divided by the monthly average of the value of the portfolio securities owned by the Fund during the year) will generally range between 20% and 150%. However, the rate of turnover will not be a limiting factor when the Fund deems it desirable to purchase or sell securities. A higher portfolio turnover rate may involve correspondingly greater transaction costs (including brokerage commissions), which would be borne directly by the Fund, as well as additional realized gains and/or losses to shareholders.

                             -----------------------
                             INVESTMENT RESTRICTIONS
                             -----------------------

    The investment restrictions described below have been adopted by the Fund as fundamental investment policies. These fundamental investment policies may not be changed without the approval of the holders of the lesser of a majority of the Fund's outstanding shares or 67% of the shares represented at a meeting of shareholders at which the holders of more than 50% of the shares are represented.

    If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in the value of the portfolio of assets will not be considered a violation of the investment restrictions relating to purchases of portfolio securities.

     The Fund may not:

          1. Invest more than 20% of its total assets in fixed income securities, including convertible stock, that are rated less than Baa by Moody's Investor Service or BBB by Standard & Poor's, or in commercial paper that is rated less than B-1 by Moody's or A-by S&P; not more than 5% of the Fund's total assets may be invested in fixed income securities that are unrated.

          2. Invest an amount that exceeds 5% of the value of the Fund's total assets in the securities of any one issuer. This restriction does not apply to holdings of U.S. Government securities.

          3. Invest more than 25% of its total assets in any one industry. This restriction does not apply to holdings of U.S. Government securities.

          4.   Issue any senior securities, as defined in the 1940 Act.

          5. Purchase the securities of any issuer for the purpose of exercising control of management, and a Fund may not acquire or own more than 10% of any class of the securities of any issuer.

          6. Invest in any security that would subject the Fund to unlimited liability, although the Fund may invest in interest rate and stock market futures.

          7. Underwrite the securities of other issuers or invest more than 5% of total assets in any combination of illiquid securities and securities of issuers, including their predecessors, which have been in existence less than 3 years.

          8. Invest in securities of other investment companies, except as set forth in the Statement of Additional Information under "SECURITIES OF OTHER INVESTMENT COMPANIES."

          9.   Purchase securities on margin.

          10.  Write uncovered put or uncovered call options.

          11. Purchase portfolio securities from or sell securities directly to any of the Fund's, or the Adviser's, officers, directors, or employees as a principal for their own account.

          12. Purchase or sell commodities or commodity contracts (stock index and interest rate futures will not be considered commodity contracts).

          13. Purchase or sell real estate or real estate mortgages, provided that the Fund may invest in marketable securities, such as obligations of the Government National Mortgage Association, that are secured by real estate or interests therein or are issued by companies which invest in real estate or interests therein, such as publicly traded real estate investment trusts.

          14. Purchase or sell interests in oil, gas, or other mineral exploration or development programs.

          15. Lend portfolio securities, except as described in the Statement of Additional Information under "LOANS OF PORTFOLIO SECURITIES."

          16. Make loans to other persons, provided that, for purposes of this restriction, the acquisition of bonds, debentures, or other corporate debt securities and investment in government obligations, short-term commercial paper, certificates of deposit, and bankers' acceptances, will not be deemed to be the making of a loan.

          17. Borrow money, except as set forth in the Fund's Prospectus. In no case will borrowing exceed one-third of the value of the Fund's total assets immediately after any such borrowing. If, for any reason, the current value of the Fund's total assets falls below an amount equal to three times the amount of its indebtedness for money borrowed, the Fund will, within three days (not including Saturdays, Sundays and holidays), reduce its indebtedness to the extent necessary to satisfy the one-third test.

          18. Invest more than 10% of the Fund's total assets in put or call options.

          19. Invest more than 35% of the Fund's total assets in foreign securities.

          20. Invest more than 10% of the Fund's total assets in any combination of stock index futures and interest rate futures contracts.

          21. Invest more than 10% of the Fund's total assets in interest rate futures contracts.

          22. Sell securities short, unless such sales are made ""against the box''.


          23. Purchase or retain the securities of any issuer if the officers or trustees of the Fund, its advisers or managers, owning beneficially more than one-half of 1% of the securities of an issuer together own beneficially more than 5% of the securities of that issuer.


SECURITIES OF OTHER INVESTMENT COMPANIES

     The Fund will not invest in securities of other investment companies (i.e., mutual funds), except in connection with a merger, consolidation, reorganization, or acquisition of assets, and except to the extent permitted by
Section 12 of the 1940 Act (which currently provides that no more than 10% of the total assets of a Fund may be invested in securities of other investment companies, no more than 5% of the total assets of a Fund may be invested in securities of any other single investment company, and no more than 3% of total outstanding voting stock of any one investment company may be purchased). All such securities must be acquired by a Fund in the open market in transactions involving no commissions or discounts to a sponsor or dealer (other than customary brokerage commissions). The issuers of investment company securities acquired by the Fund are not required to redeem such securities in an amount exceeding 1% of such issuers' total outstanding securities during any period of less than 30 days, and the Fund will vote all proxies with respect to such securities in the same proportion as the vote of all other holders of such securities.

                          -----------------------------
                          LOANS OF PORTFOLIO SECURITIES
                          -----------------------------

     Loans of portfolio securities involve the lending of securities to a broker-dealer or institutional investor for its use in connection with short sales, arbitrage or other securities transactions. Loans of portfolio securities of the Fund will be made, if at all, in strict conformity with applicable federal and state rules and regulations. The term of any such loans will generally not exceed nine months.

     The Fund will engage in loan transactions only if the following conditions are met: (1) the Fund must receive at least 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the level of the collateral; (3) the Fund must be able to terminate the loan after notice at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned and any increase in the market value of the securities; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the securities loaned may pass to the borrower. If a material event affecting the investment occurs, the Trustees of the Fund must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the Trustees to vote proxies. Excluding items (1) and (2), these practices may be amended from time to time as regulatory provisions dictate.

     While there may be delays in recovery of loaned securities or even a loss of the securities loaned should the borrower default, loans will be made only to firms or broker-dealers deemed by the Adviser to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk. Such loan transactions are referred to in this section as "qualified loan transactions."

     The purpose of a qualified loan transaction is to afford the Fund the opportunity to continue to earn income on the securities loaned and, at the same time, to earn income on the collateral held by it. In furtherance of this purpose, the cash collateral acquired through qualified loan transactions may be invested in any obligation in which a Fund is authorized to invest in accordance with its investment objectives. The investment of the cash collateral in other obligations subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation) just like any other portfolio security.

                     --------------------------------------
                     PURCHASE AND REDEMPTION OF FUND SHARES
                     --------------------------------------

     Information concerning the purchase and redemption of the Fund's shares is set forth under "HOW TO INVEST IN THE FUND" and "HOW TO SELL YOUR SHARES" in the Trust's Prospectus.


     The Trust has entered into a distribution agreement with the Distributor. This agreement obligates the Distributor to pay certain expenses in connection with the offering of shares of the Fund, including expenses related to the printing of prospectuses and statements of additional information, the preparation and printing of sales literature, and other distribution-related expenses. Shares of the Fund are offered continuously to the public by the Distributor and broker-dealers, investment advisers and other financial institution who enter into sales agreements with the Distributor to actively promote the sale of the Fund's shares. A portion of these costs are reimbursed by the Trust pursuant to the Plan. Additional information about the distribution arrangements is provided under "HOW TO INVEST IN THE FUNDS" in the Prospectus and "DISTRIBUTION PLAN" in this Statement of Additional Information.

                       -----------------------------------
                       PRICING OF SECURITIES BEING OFFERED
                       -----------------------------------

     The price for shares of the Fund is the next determined net asset value of the Fund per share.

     The Fund's net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at such time. Expenses, including the fees payable to the Adviser, are accrued daily to the extent practicable.

     Dividends receivable are treated as assets from the date on which securities go ex-dividend and interest on bonds is accrued daily.

                         -------------------------------
                         CALCULATION OF PERFORMANCE DATA
                         -------------------------------

     The Trust may publish the Fund's average annual total return quotations for recent one, five and ten-year periods computed by finding the average annual compounded rates of return over the one, five and ten-year periods that would equate the initial amount invested to the ending redeemable value.

     The Trust may, from time to time, include in such advertisements or quotes comparisons of the Fund's total return performance against one or more indices of stock or bond performance. Such indices include, for example, the Standard & Poor's 500 Stock Index and the Dow Jones Industrial.

     For purposes of determining total return, the Fund uses the following formula:

                           P(1+T) to the power of n = ERV

     Where:    P    =    a hypothetical initial payment of $1,000
               T    =    average annual total return
               n    =    number of years
               ERV  =    ending redeemable value of a hypothetical $1,000
                         payment made at the beginning of the 1, 5 or 10 year periods (or fractional portion thereof)

     Total return figures may also be published for recent one, five and ten-year periods where the total return figures represent the percentage return for the one, five and ten-year periods that would equate the initial amount invested to the ending redeemable value. Total return percentages for periods of less than one year are usually annualized.

     Since the Fund's registration statement under the 1940 Act has been in effect less than one year, the time period during which the registration statement has been in effect will be substituted for the period stated.

OTHER QUOTATIONS, COMPARISONS AND GENERAL INFORMATION

     From time to time, in advertisements, in sales literature, or in reports to shareholders, the past performance of the Funds may be illustrated and/or compared with that of other mutual funds with similar investment objectives, and to stock or other relevant indices. For example, the Fund's total return may be compared to averages or rankings prepared by LIPPER ANALYTICAL SERVICES, INC., a widely recognized independent service which monitors mutual fund performance; the STANDARD & POOR'S 500 STOCK INDEX, an unmanaged index of common stocks; or the DOW JONES INDUSTRIAL AVERAGE, a recognized unmanaged index of common stock of 30 industrial companies listed on the New York Stock Exchange.

     In addition, the performance of the Fund may be compared to alternative investment or savings vehicles and/or to indexes or indicators of economic activity (E.G., inflation or interest rates). Performance rankings and listings reported in newspapers or national business and financial publications, such as BARRON'S, BUSINESS WEEK, CONSUMER'S DIGEST, CONSUMER'S REPORT, FINANCIAL WORLD, FORBES, FORTUNE, INVESTOR'S BUSINESS DAILY, KIPLINGER'S, PERSONAL FINANCE MAGAZINE, MONEY MAGAZINE, the NEW YORK TIMES, SMART MONEY, USA TODAY, U.S. NEWS AND WORLD REPORT, THE WALL STREET JOURNAL and WORTH may also be cited (if the Fund is listed in any such publication) or used for comparison, as well as performance listings and rankings from various other sources, including BLOOMBERG FINANCIAL SYSTEMS, CDA/WIESENBERGER INVESTMENT COMPANIES SERVICE, DONOGHUE'S MUTUAL FUND ALMANAC, INVESTMENT COMPANY DATA, INC., JOHNSON'S CHARTS, KANON BLOCH CARRE & CO., MICROPAL, INC., MORNINGSTAR, INC., SCHABACKER INVESTMENT MANAGEMENT, TOWERS DATA SYSTEMS and WEISENBERGER INVESTMENT COMPANIES SERVICE.

     In addition, from time to time, quotations from articles from financial publications, such as those listed above, may be used in advertisements, in sales literature or in reports to shareholders of the Trust.

                       ----------------------------------
                       DIVIDENDS, DISTRIBUTIONS AND TAXES
                       ----------------------------------

GENERAL

     The Fund intends to qualify as a regulated investment company under Part I of Subchapter M of the Internal Revenue

Code of 1986, as amended (the "Code"), but there is no assurance that it will be able to do so. In general, to qualify for this treatment, the Fund must, among other things, derive at least 90% of its gross income from dividends, interest, gains from the sale of securities, and certain related income; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its taxable income and 90% of its net exempt interest income, if any, for the taxable year. If the Fund does not so qualify, it will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments made to shareholders.

     As a regulated investment company for tax purposes, the Fund will be taxed at regular corporate rates only on the undistributed portion of its net income and capital gains.

     If the Fund is required to pay federal income taxes on any retained net capital gain (i.e., the excess of net long-term capital gains over net short-term capital losses and any capital loss carryover), the Fund may elect to treat such gain as having been distributed to its shareholders. The election will cause such amounts to be taxed to the shareholders. Each shareholder may claim a credit against his income taxes equal to such shareholder's proportionate share of the federal income tax liability that is paid by the Fund, and will generally be entitled to increase the adjusted tax basis of his shares in the Fund by the difference between his pro rata share of such gains and his tax credit.

     The Code requires a regulated investment company to pay a nondeductible 4% excise tax if such company does not distribute at least 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined, in general, on an October 31 year-end. The tax is generally applied against the excess of this required distribution over the amount actually distributed. The Fund intends to distribute an amount of income and capital gains that is sufficient to avoid imposition of the 4% excise tax.

     The value of any shares redeemed by the Fund or repurchased or otherwise sold may be more or less than the shareholder's tax basis in the shares at the time the redemption, repurchase or sale is made. Any gain or loss will generally be taxable for federal income tax purposes. Any loss realized on the sale, redemption or repurchase of shares of the Fund that have been held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any net long-term capital gains distributions received by the shareholder with respect to such shares. Losses on the redemption or on the sale of shares of the Fund are not deductible if, and to the extent that, within a period beginning 30 days before the date of the redemption or sale and ending 30 days after such date, the taxpayer acquires other Fund shares.

     The writing of call options and other investment techniques and practices which the Fund may utilize, as described in the Prospectus under "Fundamental Policies," may create "straddles" for United States federal income tax purposes and may affect the character and timing of the recognition of gains and losses by the Fund. Such transactions may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to shareholders.

     Dividends paid by the Fund will qualify for the dividends-received deductions for corporations to the extent they are derived from dividends paid by domestic corporations.

     Distributions, if any, of net long-term capital gains from the sale of the Fund's securities are taxable to shareholders of the Fund at capital gains rates, regardless of the length of time the shareholder has owned shares of the Fund and regardless of whether the distributions are reinvested in shares of the Fund.

     The Trust is required by federal law to obtain from each of their shareholders certification of the shareholder's correct taxpayer identification number and certain other information. If a shareholder fails to certify such number or to provide the necessary information to the Trust, or if the Trust receives certain notices from the Internal Revenue Service, the Trust will be required to withhold and pay to the United States Treasury 20% of any reportable dividends or interest paid to such shareholder.

FOREIGN TAXES

     As described below in "Special Investment Risks -- Foreign Securities," the Fund may be subject to foreign withholding taxes which would reduce the return on its investments. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. It is expected that shareholders of the Fund who are subject to United States federal income tax will not be entitled to claim a federal income tax credit or deduction for foreign taxes paid by the Fund.

     Gains and losses realized by the Fund on certain transactions, including sales of foreign debt securities and certain transactions involving foreign currency, will be treated as ordinary income or loss for federal income tax purposes to the extent, if any, that such gains or losses are attributable to changes in exchange rates for foreign currencies. Accordingly, distributions taxable as ordinary income will include the net amount, if any, of such foreign exchange gains and will be reduced by the net amount, if any, of such foreign exchange losses.

     If the Fund purchases shares in certain foreign investment entities, called "passive foreign investment companies," it may be subject to United States federal income tax on a portion of any "excess distribution" or gain from the disposition of such share, even if such income is distributed as a taxable dividend by such Fund to its shareholders. Additional charges in the nature of interest may be imposed on either the Fund or its shareholders in respect of deferred taxes arising from such distributions or gains.

     If the Fund were to invest in a passive foreign investment company with respect to which the Fund elected to make a "qualified electing fund" election, in lieu of the foregoing requirement, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if such amount were not distributed to the Fund.

                            -------------------------
                            SPECIAL INVESTOR SERVICES
                            -------------------------

     The Trust offers certain shareholder services, which are designed to facilitate investment in its shares. Each of the options is described in the Trust's Prospectus. All of these special services may be terminated by either the Fund or the shareholder without any prior written notice.

                               -------------------
                               GENERAL INFORMATION
                               -------------------

     The Trust intends to commence business on February 1, 1996.

     The beneficial interests in the Trust are divided into shares, all without par value and of one class. The Trustees have the authority from time to time to divide the shares into two or more series and further into sub-series. The Declaration of Trust currently contemplates the existence of nine separate series. The first series is the Fund which will be effective as of the date of this Statement of Additional Information. The other eight series will be offered to the public upon completion of the Reorganization.

     In each matter submitted to a vote of the shareholders, each holder of a share of the Trust shall be entitled to one vote for each dollar of net asset value held by the shareholder. Each series will vote as a separate class for all matters, except as required by the 1940 Act. As to a matter which does not affect the interest of a particular series, only the holders of shares of the one or more affected series shall be entitled to vote.

     Dividends, distributions, and redemptions of shares of the Trust are to be paid as set forth in the Prospectus. Shareholders do not have preemptive rights or any conversion rights. Liquidation of the Fund must be approved by two-thirds of the outstanding voting securities of the Fund.

                                     -------
                                     COUNSEL
                                     -------

     The law firm of Davis Wright Tremaine, Portland, Oregon, will pass on certain legal matters in connection with the issuance of shares of the Fund and will also act as counsel to the Fund and as counsel to the Adviser and the Distributor in connection with their relationship with the Fund.

                                    --------
                                    AUDITORS
                                    --------

     KPMG Peat Marwick LLP, Portland, Oregon, acts as the Funds' independent auditors. In such capacity, KPMG Peat Marwick LLP performs the annual audit of each Fund's financial statements and assists in the preparation of tax returns.

             -------------------------------------------------------
             CUSTODIAN, TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT
             -------------------------------------------------------

     Investors Fiduciary Trust Company serves as the custodian (the "Custodian") of cash and securities of the Fund. State Street Bank & Trust Company serves as the Fund's transfer agent and dividend-disbursing agent (the "Transfer Agent"). Boston Financial Data Services is the Transfer Agent's Servicing Agent in carrying out the Transfer Agent's responsibilities to the Fund. The Transfer Agent processes requests for the purchase or redemption of the Fund's shares, sends statements of ownership to shareholders, and performs other administrative duties on behalf of the Fund. Neither the Custodian nor the Transfer Agent plays any role in establishing the investment policies of the Fund or in determining which securities are to be purchased or sold by the Fund. All fees and expenses of the Custodian and the Transfer Agent are paid by the Fund. For its custodial services to the Fund, the Custodian receives monthly fees based upon the Fund's month-end, aggregate net asset value, plus certain charges for securities transactions. For its services as transfer agent and dividend-disbursing agent, the Transfer Agent receives fees from the Fund based upon the number of shareholder accounts maintained and the number of transactions effected. The Custodian and the Transfer Agent are also reimbursed by the Fund for out-of-pocket expenses, including clerical and administrative expenses incurred they incur for services provided to the Fund.

                        --------------------------------
                        ADDITIONAL INFORMATION REGARDING
                        CERTAIN INVESTMENTS BY THE FUND
                        --------------------------------

GOVERNMENT SECURITIES

     The taxable fixed-income obligations in which the Fund may invest on a short-term basis may include obligations issued or guaranteed by the United States government, its agencies, instrumentalities, or authorities. Any such obligations in which the Fund invests will consist of bills, notes, and bonds issued by the United States Treasury or obligations issued by other agencies of the United States Government. Examples of other government agencies in whose obligations the Fund may invest include Federal Home Loan Intermediate Credit banks, Federal Land Banks, Federal Home Loan Banks, and the Federal National Mortgage Association. Obligations issued by the United States Treasury are guaranteed by the full faith and credit of the United States Government. Obligations issued by other federal agencies are direct obligations of such agencies and are not guaranteed by the United States Government.





                              --------------------
                              FINANCIAL STATEMENTS
                              --------------------

     Following are the Financial Statements for the Fund as of January 30, 1996.

                          INDEPENDENT AUDITORS' REPORT



The Board of Trustees and Shareholder
Crabbe Huson Funds:


We have audited the accompanying statements of assets and liabilities of the Crabbe Huson Small Cap Fund of the Crabbe Huson Funds, as of January 30, 1996. This statement of assets and liabilities is the responsibility of the management of the Crabbe Huson Funds. Our responsibility is to express an opinion on the statement of assets and liabilities based upon our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of assets and liabilities presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of the Crabbe Huson Small Cap Fund of the Crabbe Huson Funds as of January 30, 1996, in conformity with generally accepted accounting principles.



                                             KPMG PEAT MARWICK LLP


Portland, Oregon
January 30, 1996

                               CRABBE HUSON FUNDS

                           Crabbe Houson Small Cap Fund
                                (in organization)

                       Statement of Assets and Liabilities

                                January 30, 1996


Assets:
   Cash                                                          $  100,000
   Organization costs (note 2)                                      102,000
                                                                    -------

          Total assets                                              202,000
                                                                    -------

Due to investment advisor (note 2)                                  102,000
                                                                    -------

          Total liabilities                                         102,000
                                                                    -------

          Net assets                                             $  100,000
                                                                    -------
                                                                    -------

Net asset value per share (10,000 shares of $.001
   par value capital stock outstanding;
   1,000,000,000 shares authorized)                              $    10.00
                                                                    -------
                                                                    -------

See accompanying notes to statement of assets and liabilities.

                               CRABBE HUSON FUNDS

                           Crabbe Huson Small Cap Fund
                                (in organization)

                  Notes to Statement of Assets and Liabilities

                                January 30, 1996



1)   ORGANIZATION

     The Crabbe Huson Small Cap Fund (the Fund) is presently the one series constituting the Crabbe Huson Funds, a trust operating as an open-end, management investment company established under the laws of Delaware.
     A Certificate of Trust was filed in the State of Delaware on October 13, 1995. The Fund has had no operations other than those matters related to its organization and registration as an open-end diversified investment company under the Investment Company Act of 1940 and the sale of 10,000 shares of its capital stock at $10.00 per share to The Crabbe Huson Group, Inc., the Fund's investment advisor.

2)   ORGANIZATION COSTS

     Organization costs of $102,000 have been capitalized as of January 30, 1996, and will be amortized based on assets expected to be managed over a period of sixty months beginning on the date the Fund's registration statement becomes effective. The Crabbe Huson Group, Inc., the Fund's investment advisor, has agreed that, in the event any of the initial shares are redeemed during the 60-month period for amortizing the Fund's organization costs, the Fund will be reimbursed by the investment advisor for the unamortized balances of such costs in the same proportion as the number of shares reduced bears to the number of initial shares outstanding at the time of redemption. The Crabbe Huson Group, Inc. has agreed to advance the organization costs incurred by the Fund and will be reimbursed for them after commencement of the Fund's operations.

                           ---------------------------

                                     PART C

                                OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a)  Index to Financial Statement.


     Independent Auditors' Report dated January 30, 1996
     Statement of Assets and Liabilities



     (b)  Exhibits:

1    Amended Declaration of Trust

2    Amended Bylaws

3    None

4 Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the Declaration of Trust or bylaws of the registrant.(1)

5    Form of Master Investment Advisory Contract

6(a) Form of Distribution Agreement

6(b) Form of Selected Dealer Agreement

7    None

8    Form of Custody and Investment Accounting Agreement

9(a) Form of Administration Agreement

9(b) Form of Transfer Agency and Service Agreement

10   Opinion and Consent of Davis Wright Tremaine, Counsel to Registrant

11   Consent of Accountants

12   See paragraph (a) of this Item 24

-------------------
     (1) Incorporated by reference from the Pre-Effective Registration Statement filed with the Securities and Exchange Commission on November 16, 1995.

13 Written assurance from Registrant's initial shareholder that its purchase was made for investment purposes without any present intention of redeeming or reselling

14   Retirement Plans(2)

15   Distribution Plan

16   None

17   None

18   Power of Attorney


Item 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Registrant does not have any subsidiaries and does not control any other company or person. The Registrant is a recently organized Delaware business trust and has not issued any securities as of the date of this Registration Statement. On the effective date, The Crabbe Huson Group, Inc. will own 100% of the outstanding shares of the Fund.

Item 26.  NUMBER OF HOLDERS OF SECURITIES

Just prior to the effective date of this Registration Statement, it is expected that there will be one record holder of shares of The Crabbe Huson Small Cap Fund.

Item 27.  INDEMNIFICATION

The Declaration of Trust of the Registrant contains the following provisions:

"LIMITATION OF LIABILITY. No personal liability for any debt or obligation of the Trust shall attach to any Trustee of the Trust. Without limiting the foregoing, a Trustee shall not be responsible for or liable in any event for any neglect or wrongdoing of any officer, agent, employee, investment adviser, subadviser, principal underwriter or custodian of the Trust, nor shall any Trustee be responsible or liable for the act or omission of any other Trustee. Nothing contained herein shall protect any Trustee against any liability to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

"Every note, bond, contract, instrument, certificate, Share or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been executed or done only in or with respect to their or his capacity as Trustees or Trustee and neither such Trustees or Trustee nor the Shareholders shall be personally liable thereon.

-------------------
     (2) Incorporated by reference from the Post-Effective Amendment No. 5 filed by The Crabbe Huson Equity Fund, Inc.,
          File Nos. 33-25044 and 811-5837.

"Every note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or by any officers or officer shall recite that the same was executed or made by or on behalf of the Trust by them as Trustees or Trustee or as officers or officer and not individually and that the obligations of such instrument are not binding upon any of them or the Shareholders individually but are binding only upon the assets and property of the Trust, and may contain such further recitals as they or he may deem appropriate, but the omission thereof shall not operate to bind any Trustees or Trustee or officers or officer or Shareholders or Shareholder individually.

"All persons extending credit to, contracting with or having any claim against the Trust shall look only to the assets of the Trust for payment under such credit, contract or claim; and neither the Shareholders nor the Trustees nor any of the Trust's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

                                    . . . . .

"INDEMNIFICATION.  Subject to the exceptions and limitations contained in this
Section 4, every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

"No indemnification shall be provided hereunder to a Covered Person:

"(1) against any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

"(2) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust; or

"(3) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition, or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct, such determination being made by:

"(a) a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

"(b) written opinion of independent legal counsel.

"The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

"Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 4 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this
Section 4, provided that either:

"(a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

"(b) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

"As used in this Section 4, a "Disinterested Trustee" is one (x) who is not an Interested Person of the Trust (including anyone, as such Disinterested Trustee, who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.


"As used in this Section 4, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits, proceedings

(civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities."

Insurance of Officers, Directors, Employers and Agents

"(k) INSURANCE. To purchase and pay for entirely out of Trust property such insurance as they may deem necessary or appropriate for the conduct of the business, including, without limitation, insurance policies insuring the assets of the Trust and payment of distributions and principal on its portfolio investments, and insurance policies insuring the Shareholders, Trustees, officers, employees, agents, consultants, investment advisers, managers, administrators, distributors, principal underwriters, or independent contractors, or any thereof (or any person connected therewith), of the Trust individually against all claims and liabilities of every nature arising by reason of holding, being or having held any such office or position, or by reason of any action alleged to have been taken or omitted by any such person in any such capacity, including any action taken or omitted that may be determined to constitute negligence, whether or not the Trust would have the power to indemnify such person against such liability . . ."

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provision or otherwise, the Registrant has been advised that in the opinion of the Securities & Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liability (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Registrant has made application for insurance to indemnify the directors and officers of the registrant against liabilities incurred as a result of serving in such capacity.

Item 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

The business and other connections of the officers, directors of the Registrant's investment advisor, The Crabbe Huson Group, Inc., are listed on the Form ADV of The Crabbe Huson Group, Inc. as currently on file with the Commission (File No. 801-15154), the text of which is incorporated herein by reference. The following sections of such Form ADV are incorporated herein by reference: (a) Items 1 and 2 of Part 2, and (b) Section 6, Business Background of each Schedule D.

Item 29.  PRINCIPAL UNDERWRITER

     (a) Registrant's Distributor, Crabbe Huson Securities, Inc., also acts as exclusive distributor of the Crabbe Huson Special Fund, Inc., The Oregon Municipal Bond Fund, Inc., The Crabbe Huson Equity Fund, Inc., The Crabbe Huson Asset Allocation Fund, Inc., The Crabbe Huson U.S. Government Money Market Fund, Inc., The Crabbe Huson Income Fund, Inc., The Crabbe Huson U.S. Government Income Fund, Inc., and The Crabbe Huson Real Estate Investment Fund, Inc., Oregon corporations registered under the Securities Act of 1933 and the Investment Company Act of 1940.

     b) The directors and officers of Crabbe Huson Securities, Inc., as of the date of this Registration Statement, are as follows:

          (1)                 (2)                      (3)
                                                       Positions and
Name and Principal       Position and Office with      Office with
Business Assress         Crabbe Huson Securities, Inc. Registrant
----------------         ----------------------------- ----------

Thomas F. Biesiadecki    Secretary and Chief           None
                         Compliance Officer

Cheryl A. Burgermeister  Vice President, Treasurer     Treasurer
121 SW Morrison          and Director
Suite 1410
Portland, OR 97204

Craig L. Kolzow          Vice President                Assistant Treasurer
121 SW Morrison
Suite 1410
Portland, OR 97204

Craig P. Stuvland        President and Director        Secretary and
121 SW Morrison                                        Director
Suite 1410
Portland, OR 97204


     (c)  Not applicable.

Item 30.  LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by the Fund pursuant to section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained at the offices of the Fund at 121 SW Morrison, Suite 1415, Portland, Oregon 97204, at the offices of the Custodian, Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, at the offices of Davis Wright Tremaine, the Fund's legal counsel, 1300 S.W. 5th Avenue, Suite 2300, Portland, Oregon, 97201 and at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts, the Fund's transfer agent.

Item 31.  MANAGEMENT SERVICES

Not applicable.

Item 32.  UNDERTAKINGS

     (a)  Not applicable.

     (b) The Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of Registrant's 1933 Act Registration Statement.

     (c) The Registrant undertakes to furnish to each person to whom a Prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

     (d) Registrant undertakes to call a shareholders meeting for the purpose of voting upon a proposal to remove a trustee if requested to do so by at least 10% of registrant's outstanding shares. Registrant also undertakes to assist in communications among shareholders in connection with such a meeting.

                          SIGNATURES AND CERTIFICATION

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Portland, Oregon on January 31, 1996.


                                        CRABBE HUSON FUNDS



                                        By:/s/ Richard S. Huson
                                           ------------------------------------
                                             Richard S. Huson, President




          Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on January 31, 1996, by the


Following persons in the capacities indicated:

(1)  Principal Executive Officers:


     /s/ Richard S. Huson                              President
     -----------------------------
     Richard S. Huson


(2)  Principal Accounting and
     Financial Officer

                 *                                     Treasurer
     ------------------------------
     Cheryl A. Burgermeister


Page 1 - SIGNATURES AND CERTIFICATION

(3)  Directors:



                 *                                Director
     ------------------------------
     Gary L. Capps


                 *                                Director
     ------------------------------
     James E. Crabbe


                 *                                Director
     ------------------------------
     Richard S. Huson


                 *                                Director
     ------------------------------
     William Wendell Wyatt


                 *                                Director
     ------------------------------
     Craig P. Stuvland


                 *                                Director
     ------------------------------
     Louis Scherzer


                 *                                Director
     ------------------------------
     Bob L. Smith


                 *                                Director
     ------------------------------
     Richard P. Wollenberg


By:  /s/ Richard S. Huson
     --------------------------------
     Richard S. Huson,
     Attorney-in-fact for the directors
     and officers identified above by the
     asterisk.



Page 2 - SIGNATURES AND CERTIFICATION